UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENTCOMPANIES

Investment Company Act file number 811-04787
                                   ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        --------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                        SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                        Franklin New York
                                                        Insured Tax-Free
                                                        Income Fund

                                                        Franklin New York
                                                        Intermediate-Term
                                                        Tax-Free Income Fund

                                                        Franklin New York
                                                        Limited-Term
                                                        Tax-Free Income Fund

                                                        Franklin New York
                                                        Tax-Exempt Money Fund

--------------------------------------------------------------------------------
    ANNUAL REPORT AND SHAREHOLDER LETTER                 TAX-FREE INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                     FRANKLIN
             NEW YORK TAX-FREE TRUST                   Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:

Understanding Interest Rates ..............................................    4

ANNUAL REPORT

State Update and Municipal Bond Market Overview ...........................    7

Franklin New York Insured Tax-Free Income Fund ............................   10

Franklin New York Intermediate-Term Tax-Free Income Fund ..................   18

Franklin New York Limited-Term Tax-Free Income Fund .......................   26

Franklin New York Tax-Exempt Money Fund ...................................   33

Financial Highlights and Statements of Investments ........................   37

Financial Statements ......................................................   57

Notes to Financial Statements .............................................   61

Report of Independent Registered Public Accounting Firm ...................   72

Tax Designation ...........................................................   73

Board Members and Officers ................................................   74

Shareholder Information ...................................................   78

--------------------------------------------------------------------------------


Annual Report

State Update and Municipal Bond Market Overview

New York's deep and diversified economy improved and expanded at a modest pace. Downstate urban centers, such as New York City, Long Island and the Hudson Valley area, primarily contributed to the state's growth. Rebounding healthy profits and bonuses in the anchoring finance and insurance industries were key drivers of the highly cyclical economy. With the help of a weak U.S. dollar, the tourism industry also performed well. The biggest job gains were in the educational and health services sector, while job losses were only in the manufacturing sector. As of September 2006, New York's unemployment rate was 4.4%, which was lower than the 4.6% national rate. 1

The 2005-2006 fiscal year budget, adopted on time despite a history of difficult budget passage, indicated improvement for the state's highly politicized budget process. An estimated $2.5 billion revenue surplus came from better-than-expected economic growth, strong performance in the financial and real estate markets, and temporarily higher sales and income tax rates. 2 The 2006-2007 fiscal year budget, taking slower projected growth into account, included various cost-reduction measures such as Medicaid benefits cuts. Even though the plan also included property tax, personal income tax and business tax reductions, the budget is on track for a surplus of more than $1 billion. 3 Despite efforts to achieve fiscal stability, however, recent reforms will not likely eliminate the ongoing severe expense pressure faced by the state annually or establish structural balance in the short term.

New York's debt levels, although within range of other northeast states, remained above average despite the implementation of a debt-reduction program. Independent credit rating agency Standard & Poor's rated New York's debt AA with a stable outlook. 4 The rating and outlook reflected the state's broad and mature economic base, conservative budget management, and improved debt and capital planning management and policies.

1.    Source: Bureau of Labor Statistics.

2. Source: Standard & Poor's, "Research: Summary: New York State; Tax Secured, General Obligation," RATINGSDIRECT, 3/15/06.

3. Source: New York State Division of the Budget, "2006-07 Financial Plan Mid-Year Update," 10/30/06.

4.    This does not indicate Standard & Poor's rating of the Fund.


                                                               Annual Report | 7

For the one-year period ended September 30, 2006, the municipal bond market performed comparatively well as the fixed income markets continued to face moderate inflation expectations, mixed economic releases, volatile oil prices, concerns about the dollar, and geopolitical instability. Municipal bonds, which have domestic tax advantages, outperformed U.S. Treasury bonds over the 12-month period. The Lehman Brothers Municipal Bond Index returned +4.45% for the period, while the Lehman Brothers U.S. Treasury Index returned +3.09%. 5

During the period, the Federal Reserve Board (Fed) raised the federal funds target rate incrementally from 3.75% to 5.25%. In August and September, the Fed left the 5.25% rate unchanged, citing moderate economic growth, a gradually cooling housing market, and the lagging effect of prior tightening. The Fed stated that some inflation risk may remain and the extent and timing of any additional interest rate hikes will depend upon incoming data on inflation and economic growth.

Over the reporting period, interest rates across the Treasury yield curve (the spread between short-term and long-term yields) moved higher, with short-term rates increasing more than long-term rates. Short-term yields increased as the Fed followed its tightening policy. The municipal yield curve flattened over the reporting period but remained steeper than the Treasury curve. According to Municipal Market Data, the 2-year municipal note yield rose 50 basis points (100 basis points equal one percentage point), the 10-year yield decreased 5 basis points, while the 30-year yield decreased 27 basis points during the period. 6 Consequently, long-maturity municipal bonds continued to perform comparatively well.

5. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

6.    Source: Thomson Financial.


8 | Annual Report

Motivated by a relatively low interest rate environment, along with expectations that rates might continue to rise, municipal bond issuers had been refunding higher yielding outstanding debt and accessed the debt market to finance capital needs. As a result of generally higher interest rates, refunding activity declined substantially in 2006. Municipalities issued $262 billion in new debt so far in 2006, about 17% less than the same period in 2005.7 Demand for municipal bonds remained strong over the Funds' fiscal year as investors found municipal bonds' taxable equivalent yields attractive. Healthy demand came from a wide range of traditional buyers such as mutual funds, individuals, property and casualty companies, and also from nontraditional crossover participants. Crossover buyers typically invest in taxable securities; however, they will enter the municipal bond market when municipal valuations are attractive. This broad base of buyers and tight bond supply supported the municipal bond market.

7.    Source: THE BOND BUYER.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF SEPTEMBER 30, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                                                               Annual Report | 9

Franklin New York Insured Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1 The Fund invests at least 80% of its net assets in insured municipal securities. 2

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

This annual report for Franklin New York Insured Tax-Free Income Fund covers the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $11.62 on September 30, 2005, to $11.58 on September 30, 2006. The Fund's Class A shares paid dividends totaling 48.09 cents per share for the same period.3 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.00%, based on an annualization of the current 4.03 cent per share dividend and the maximum offering price of $12.09 on September 30, 2006. An investor in the 2006 maximum combined effective federal and New York state and City personal income tax bracket of 41.83% would need to earn a distribution rate of 6.88% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W8-BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 39.


10 | Annual Report

DIVIDEND DISTRIBUTIONS(3)
Franklin New York Insured Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                       DIVIDEND PER SHARE
                                                --------------------------------
MONTH                                             CLASS A            CLASS C
--------------------------------------------------------------------------------
October                                         4.03 cents          3.51 cents
--------------------------------------------------------------------------------
November                                        4.03 cents          3.51 cents
--------------------------------------------------------------------------------
December                                        4.03 cents          3.49 cents
--------------------------------------------------------------------------------
January                                         4.03 cents          3.49 cents
--------------------------------------------------------------------------------
February                                        4.03 cents          3.49 cents
--------------------------------------------------------------------------------
March                                           4.03 cents          3.48 cents
--------------------------------------------------------------------------------
April                                           4.03 cents          3.48 cents
--------------------------------------------------------------------------------
May                                             4.03 cents          3.48 cents
--------------------------------------------------------------------------------
June                                            4.03 cents          3.49 cents
--------------------------------------------------------------------------------
July                                            4.03 cents          3.49 cents
--------------------------------------------------------------------------------
August                                          4.03 cents          3.49 cents
--------------------------------------------------------------------------------
September                                       4.03 cents          3.51 cents
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

During the year under review, higher short-term interest rates and lower long-term interest rates resulted in a flatter yield curve, which benefited the Fund. Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. The combination of our value oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN

Franklin New York Insured
Tax-Free Income Fund
9/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                23.8%
--------------------------------------------------------------------------------
Higher Education                                                           17.0%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     11.2%
--------------------------------------------------------------------------------
Other Revenue                                                              10.4%
--------------------------------------------------------------------------------
Transportation                                                              8.7%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        8.2%
--------------------------------------------------------------------------------
General Obligation                                                          7.6%
--------------------------------------------------------------------------------
Utilities                                                                   6.6%
--------------------------------------------------------------------------------
Tax-Supported                                                               5.7%
--------------------------------------------------------------------------------
Housing                                                                     0.8%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.


                                                              Annual Report | 11

Thank you for your participation in Franklin New York Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Annual Report

Performance Summary as of 9/30/06

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRNYX)                                              CHANGE            9/30/06         9/30/05
---------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                -$0.04             $11.58          $11.62
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
---------------------------------------------------------------------------------------------------------------
Dividend Income                                  $0.4809
---------------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FNYKX)                                              CHANGE            9/30/06         9/30/05
---------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                -$0.03             $11.75          $11.78
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
---------------------------------------------------------------------------------------------------------------
Dividend Income                                  $0.4167
---------------------------------------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------------------
CLASS A                                                               1-YEAR             5-YEAR         10-YEAR
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                             +3.90%            +26.85%         +67.18%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                         -0.55%             +3.96%          +4.81%
---------------------------------------------------------------------------------------------------------------
   Distribution Rate 3                              4.00%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4           6.88%
---------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                      3.27%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                       5.62%
---------------------------------------------------------------------------------------------------------------
CLASS C                                                               1-YEAR             5-YEAR         10-YEAR
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                             +3.36%            +23.45%         +58.55%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                         +2.36%             +4.30%          +4.72%
---------------------------------------------------------------------------------------------------------------
   Distribution Rate 3                              3.58%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4           6.15%
---------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                      2.88%
---------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                       4.95%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 13

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
CLASS A                              9/30/06
---------------------------------------------
1-Year                                -0.55%
---------------------------------------------
5-Year                                +3.96%
---------------------------------------------
10-Year                               +4.81%
---------------------------------------------

CLASS A (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              FRANKLIN NEW YORK INSURED      LEHMAN BROTHERS
  DATE          TAX-FREE INCOME FUND      MUNICIPAL BOND INDEX 6       CPI 6
--------------------------------------------------------------------------------
10/1/1996                $9,572                    $10,000           $10,000
10/31/1996               $9,665                    $10,113           $10,032
11/30/1996               $9,845                    $10,298           $10,051
12/31/1996               $9,801                    $10,255           $10,051
1/31/1997                $9,783                    $10,274           $10,082
2/28/1997                $9,860                    $10,369           $10,114
3/31/1997                $9,746                    $10,230           $10,139
4/30/1997                $9,833                    $10,316           $10,152
5/31/1997                $9,965                    $10,471           $10,146
6/30/1997               $10,070                    $10,583           $10,158
7/31/1997               $10,354                    $10,876           $10,171
8/31/1997               $10,237                    $10,774           $10,190
9/30/1997               $10,344                    $10,902           $10,215
10/31/1997              $10,434                    $10,972           $10,241
11/30/1997              $10,487                    $11,037           $10,234
12/31/1997              $10,659                    $11,197           $10,222
1/31/1998               $10,732                    $11,313           $10,241
2/28/1998               $10,730                    $11,316           $10,260
3/31/1998               $10,757                    $11,326           $10,279
4/30/1998               $10,689                    $11,275           $10,298
5/31/1998               $10,882                    $11,454           $10,317
6/30/1998               $10,935                    $11,499           $10,330
7/31/1998               $10,951                    $11,528           $10,342
8/31/1998               $11,099                    $11,706           $10,355
9/30/1998               $11,228                    $11,852           $10,368
10/31/1998              $11,235                    $11,851           $10,393
11/30/1998              $11,280                    $11,893           $10,393
12/31/1998              $11,293                    $11,923           $10,387
1/31/1999               $11,396                    $12,065           $10,412
2/28/1999               $11,364                    $12,012           $10,425
3/31/1999               $11,380                    $12,029           $10,456
4/30/1999               $11,395                    $12,059           $10,532
5/31/1999               $11,333                    $11,989           $10,532
6/30/1999               $11,191                    $11,816           $10,532
7/31/1999               $11,196                    $11,859           $10,564
8/31/1999               $11,083                    $11,764           $10,589
9/30/1999               $11,049                    $11,769           $10,640
10/31/1999              $10,895                    $11,642           $10,659
11/30/1999              $11,002                    $11,765           $10,665
12/31/1999              $10,908                    $11,678           $10,665
1/31/2000               $10,854                    $11,627           $10,697
2/29/2000               $11,004                    $11,762           $10,760
3/31/2000               $11,226                    $12,019           $10,849
4/30/2000               $11,161                    $11,948           $10,856
5/31/2000               $11,096                    $11,886           $10,868
6/30/2000               $11,362                    $12,201           $10,925
7/31/2000               $11,474                    $12,371           $10,951
8/31/2000               $11,627                    $12,561           $10,951
9/30/2000               $11,603                    $12,496           $11,008
10/31/2000              $11,705                    $12,632           $11,027
11/30/2000              $11,797                    $12,728           $11,033
12/31/2000              $12,092                    $13,042           $11,027
1/31/2001               $12,132                    $13,172           $11,096
2/28/2001               $12,183                    $13,213           $11,141
3/31/2001               $12,266                    $13,332           $11,166
4/30/2001               $12,198                    $13,187           $11,210
5/31/2001               $12,293                    $13,329           $11,261
6/30/2001               $12,356                    $13,418           $11,280
7/31/2001               $12,517                    $13,617           $11,248
8/31/2001               $12,690                    $13,841           $11,248
9/30/2001               $12,609                    $13,795           $11,299
10/31/2001              $12,738                    $13,959           $11,261
11/30/2001              $12,679                    $13,842           $11,242
12/31/2001              $12,573                    $13,711           $11,198
1/31/2002               $12,758                    $13,949           $11,223
2/28/2002               $12,877                    $14,117           $11,267
3/31/2002               $12,691                    $13,840           $11,331
4/30/2002               $12,878                    $14,111           $11,394
5/31/2002               $12,930                    $14,196           $11,394
6/30/2002               $13,016                    $14,346           $11,401
7/31/2002               $13,183                    $14,531           $11,413
8/31/2002               $13,328                    $14,706           $11,451
9/30/2002               $13,679                    $15,028           $11,470
10/31/2002              $13,474                    $14,779           $11,489
11/30/2002              $13,419                    $14,717           $11,489
12/31/2002              $13,727                    $15,028           $11,464
1/31/2003               $13,683                    $14,990           $11,515
2/28/2003               $13,852                    $15,199           $11,603
3/31/2003               $13,880                    $15,208           $11,673
4/30/2003               $14,003                    $15,309           $11,648
5/31/2003               $14,304                    $15,667           $11,629
6/30/2003               $14,248                    $15,601           $11,641
7/31/2003               $13,746                    $15,055           $11,654
8/31/2003               $13,846                    $15,167           $11,698
9/30/2003               $14,165                    $15,613           $11,736
10/31/2003              $14,108                    $15,534           $11,724
11/30/2003              $14,258                    $15,696           $11,692
12/31/2003              $14,372                    $15,826           $11,679
1/31/2004               $14,474                    $15,917           $11,736
2/29/2004               $14,675                    $16,156           $11,800
3/31/2004               $14,616                    $16,100           $11,876
4/30/2004               $14,260                    $15,719           $11,914
5/31/2004               $14,202                    $15,662           $11,984
6/30/2004               $14,243                    $15,719           $12,022
7/31/2004               $14,422                    $15,926           $12,003
8/31/2004               $14,664                    $16,245           $12,009
9/30/2004               $14,769                    $16,331           $12,034
10/31/2004              $14,924                    $16,472           $12,098
11/30/2004              $14,787                    $16,336           $12,104
12/31/2004              $14,982                    $16,535           $12,060
1/31/2005               $15,139                    $16,690           $12,085
2/28/2005               $15,104                    $16,634           $12,155
3/31/2005               $15,043                    $16,529           $12,250
4/30/2005               $15,228                    $16,790           $12,332
5/31/2005               $15,334                    $16,909           $12,319
6/30/2005               $15,441                    $17,013           $12,326
7/31/2005               $15,351                    $16,937           $12,383
8/31/2005               $15,498                    $17,108           $12,446
9/30/2005               $15,393                    $16,992           $12,598
10/31/2005              $15,300                    $16,889           $12,624
11/30/2005              $15,354                    $16,970           $12,522
12/31/2005              $15,501                    $17,116           $12,471
1/31/2006               $15,514                    $17,162           $12,567
2/28/2006               $15,663                    $17,278           $12,592
3/31/2006               $15,541                    $17,158           $12,662
4/30/2006               $15,542                    $17,153           $12,769
5/31/2006               $15,569                    $17,229           $12,833
6/30/2006               $15,502                    $17,164           $12,858
7/31/2006               $15,680                    $17,368           $12,896
8/31/2006               $15,900                    $17,626           $12,921
9/30/2006               $16,002                    $17,749           $12,858

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS C                         9/30/06
-----------------------------------------
1-Year                           +2.36%
-----------------------------------------
5-Year                           +4.30%
-----------------------------------------
10-Year                          +4.72%
-----------------------------------------

CLASS C (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              FRANKLIN NEW YORK INSURED      LEHMAN BROTHERS
  DATE          TAX-FREE INCOME FUND      MUNICIPAL BOND INDEX 6       CPI 6
--------------------------------------------------------------------------------
10/1/1996               $10,000                    $10,000            $10,000
10/31/1996              $10,083                    $10,113            $10,032
11/30/1996              $10,265                    $10,298            $10,051
12/31/1996              $10,224                    $10,255            $10,051
1/31/1997               $10,200                    $10,274            $10,082
2/28/1997               $10,275                    $10,369            $10,114
3/31/1997               $10,151                    $10,230            $10,139
4/30/1997               $10,236                    $10,316            $10,152
5/31/1997               $10,376                    $10,471            $10,146
6/30/1997               $10,480                    $10,583            $10,158
7/31/1997               $10,769                    $10,876            $10,171
8/31/1997               $10,643                    $10,774            $10,190
9/30/1997               $10,748                    $10,902            $10,215
10/31/1997              $10,835                    $10,972            $10,241
11/30/1997              $10,885                    $11,037            $10,234
12/31/1997              $11,058                    $11,197            $10,222
1/31/1998               $11,137                    $11,313            $10,241
2/28/1998               $11,130                    $11,316            $10,260
3/31/1998               $11,162                    $11,326            $10,279
4/30/1998               $11,087                    $11,275            $10,298
5/31/1998               $11,279                    $11,454            $10,317
6/30/1998               $11,328                    $11,499            $10,330
7/31/1998               $11,339                    $11,528            $10,342
8/31/1998               $11,495                    $11,706            $10,355
9/30/1998               $11,613                    $11,852            $10,368
10/31/1998              $11,617                    $11,851            $10,393
11/30/1998              $11,660                    $11,893            $10,393
12/31/1998              $11,671                    $11,923            $10,387
1/31/1999               $11,764                    $12,065            $10,412
2/28/1999               $11,728                    $12,012            $10,425
3/31/1999               $11,747                    $12,029            $10,456
4/30/1999               $11,755                    $12,059            $10,532
5/31/1999               $11,684                    $11,989            $10,532
6/30/1999               $11,532                    $11,816            $10,532
7/31/1999               $11,531                    $11,859            $10,564
8/31/1999               $11,410                    $11,764            $10,589
9/30/1999               $11,369                    $11,769            $10,640
10/31/1999              $11,217                    $11,642            $10,659
11/30/1999              $11,319                    $11,765            $10,665
12/31/1999              $11,208                    $11,678            $10,665
1/31/2000               $11,149                    $11,627            $10,697
2/29/2000               $11,296                    $11,762            $10,760
3/31/2000               $11,517                    $12,019            $10,849
4/30/2000               $11,446                    $11,948            $10,856
5/31/2000               $11,376                    $11,886            $10,868
6/30/2000               $11,651                    $12,201            $10,925
7/31/2000               $11,758                    $12,371            $10,951
8/31/2000               $11,909                    $12,561            $10,951
9/30/2000               $11,868                    $12,496            $11,008
10/31/2000              $11,977                    $12,632            $11,027
11/30/2000              $12,065                    $12,728            $11,033
12/31/2000              $12,358                    $13,042            $11,027
1/31/2001               $12,392                    $13,172            $11,096
2/28/2001               $12,438                    $13,213            $11,141
3/31/2001               $12,527                    $13,332            $11,166
4/30/2001               $12,453                    $13,187            $11,210
5/31/2001               $12,543                    $13,329            $11,261
6/30/2001               $12,600                    $13,418            $11,280
7/31/2001               $12,757                    $13,617            $11,248
8/31/2001               $12,925                    $13,841            $11,248
9/30/2001               $12,838                    $13,795            $11,299
10/31/2001              $12,962                    $13,959            $11,261
11/30/2001              $12,896                    $13,842            $11,242
12/31/2001              $12,784                    $13,711            $11,198
1/31/2002               $12,964                    $13,949            $11,223
2/28/2002               $13,088                    $14,117            $11,267
3/31/2002               $12,884                    $13,840            $11,331
4/30/2002               $13,066                    $14,111            $11,394
5/31/2002               $13,124                    $14,196            $11,394
6/30/2002               $13,204                    $14,346            $11,401
7/31/2002               $13,365                    $14,531            $11,413
8/31/2002               $13,515                    $14,706            $11,451
9/30/2002               $13,849                    $15,028            $11,470
10/31/2002              $13,638                    $14,779            $11,489
11/30/2002              $13,577                    $14,717            $11,489
12/31/2002              $13,891                    $15,028            $11,464
1/31/2003               $13,841                    $14,990            $11,515
2/28/2003               $14,004                    $15,199            $11,603
3/31/2003               $14,025                    $15,208            $11,673
4/30/2003               $14,142                    $15,309            $11,648
5/31/2003               $14,436                    $15,667            $11,629
6/30/2003               $14,373                    $15,601            $11,641
7/31/2003               $13,866                    $15,055            $11,654
8/31/2003               $13,959                    $15,167            $11,698
9/30/2003               $14,281                    $15,613            $11,736
10/31/2003              $14,217                    $15,534            $11,724
11/30/2003              $14,358                    $15,696            $11,692
12/31/2003              $14,465                    $15,826            $11,679
1/31/2004               $14,548                    $15,917            $11,736
2/29/2004               $14,753                    $16,156            $11,800
3/31/2004               $14,688                    $16,100            $11,876
4/30/2004               $14,328                    $15,719            $11,914
5/31/2004               $14,264                    $15,662            $11,984
6/30/2004               $14,285                    $15,719            $12,022
7/31/2004               $14,456                    $15,926            $12,003
8/31/2004               $14,702                    $16,245            $12,009
9/30/2004               $14,811                    $16,331            $12,034
10/31/2004              $14,946                    $16,472            $12,098
11/30/2004              $14,816                    $16,336            $12,104
12/31/2004              $15,002                    $16,535            $12,060
1/31/2005               $15,137                    $16,690            $12,085
2/28/2005               $15,096                    $16,634            $12,155
3/31/2005               $15,028                    $16,529            $12,250
4/30/2005               $15,216                    $16,790            $12,332
5/31/2005               $15,314                    $16,909            $12,319
6/30/2005               $15,412                    $17,013            $12,326
7/31/2005               $15,317                    $16,937            $12,383
8/31/2005               $15,468                    $17,108            $12,446
9/30/2005               $15,331                    $16,992            $12,598
10/31/2005              $15,247                    $16,889            $12,624
11/30/2005              $15,292                    $16,970            $12,522
12/31/2005              $15,430                    $17,116            $12,471
1/31/2006               $15,436                    $17,162            $12,567
2/28/2006               $15,574                    $17,278            $12,592
3/31/2006               $15,448                    $17,158            $12,662
4/30/2006               $15,441                    $17,153            $12,769
5/31/2006               $15,461                    $17,229            $12,833
6/30/2006               $15,387                    $17,164            $12,858
7/31/2006               $15,568                    $17,368            $12,896
8/31/2006               $15,762                    $17,626            $12,921
9/30/2006               $15,855                    $17,749            $12,858


14 | Annual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 9/30/06.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/06 for the maximum combined effective federal and New York state and City personal income tax rate of 41.83%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/06.

6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                              Annual Report | 15

Your Fund's Expenses

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT     ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                       VALUE 4/1/06       VALUE 9/30/06     PERIOD* 4/1/06-9/30/06
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000              $1,029.10               $3.56
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000              $1,021.56               $3.55
---------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000              $1,025.90               $6.30
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000              $1,018.85               $6.28
---------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.70% and C: 1.24%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 17

Franklin New York Intermediate-Term Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Intermediate-Term

Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes and by maintaining a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New York Intermediate-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 9/30/06**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ............................   64.2%
AA .............................   13.8%
A ..............................    1.6%
BBB ............................    3.7%
Not Rated by S&P ...............   16.7%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS             MOODY'S        FITCH       INTERNAL
AAA or Aaa            11.0%          --             --
AA or Aa               3.3%          --             --
A                      1.1%          --             --
BBB or Baa             0.2%         0.8%           0.3%
-------------------------------------------------------
Total                 15.6%         0.8%           0.3%

--------------------------------------------------------------------------------

This annual report for Franklin New York Intermediate-Term Tax-Free Income Fund covers the fiscal year ended September 30, 2006.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W8-BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 45.


18 | Annual Report

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $10.96 on September 30, 2005, to $10.93 on September 30, 2006. The Fund's Class A shares paid dividends totaling 38.01 cents per share for the same period. 2 The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.57%, based on an annualization of the current 3.33 cent per share dividend and the maximum offering price of $11.18 on September 30, 2006. An investor in the 2006 maximum combined effective federal and New York state and City personal income tax bracket of 41.83% would need to earn a distribution rate of 6.14% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

2. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin New York Intermediate-Term
Tax-Free Income Fund
9/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                         21.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       15.1%
--------------------------------------------------------------------------------
Utilities                                                                  11.4%
--------------------------------------------------------------------------------
Tax-Supported                                                              10.1%
--------------------------------------------------------------------------------
Higher Education                                                            9.7%
--------------------------------------------------------------------------------
Prerefunded                                                                 9.0%
--------------------------------------------------------------------------------
Other Revenue                                                               6.9%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      6.7%
--------------------------------------------------------------------------------
Transportation                                                              6.4%
--------------------------------------------------------------------------------
Corporate-Backed                                                            3.1%
--------------------------------------------------------------------------------
Housing                                                                     0.5%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.


                                                              Annual Report | 19

DIVIDEND DISTRIBUTIONS*
Franklin New York Intermediate-Term Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                          DIVIDEND PER SHARE
                                                    ----------------------------
MONTH                                                CLASS A          CLASS C
--------------------------------------------------------------------------------
October                                             3.11 cents      2.63 cents
--------------------------------------------------------------------------------
November                                            3.11 cents      2.63 cents
--------------------------------------------------------------------------------
December                                            3.11 cents      2.60 cents
--------------------------------------------------------------------------------
January                                             3.11 cents      2.60 cents
--------------------------------------------------------------------------------
February                                            3.11 cents      2.60 cents
--------------------------------------------------------------------------------
March                                               3.18 cents      2.65 cents
--------------------------------------------------------------------------------
April                                               3.18 cents      2.65 cents
--------------------------------------------------------------------------------
May                                                 3.18 cents      2.65 cents
--------------------------------------------------------------------------------
June                                                3.28 cents      2.81 cents
--------------------------------------------------------------------------------
July                                                3.28 cents      2.81 cents
--------------------------------------------------------------------------------
August                                              3.28 cents      2.81 cents
--------------------------------------------------------------------------------
September                                           3.33 cents      2.87 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

MANAGER'S DISCUSSION

Consistent with our strategy, we typically look to remain fully invested in a portfolio of bonds that maintain a dollar-weighted average maturity of 3 to 10 years. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Annual Report

Performance Summary as of 9/30/06

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKNIX)                                          CHANGE       9/30/06            9/30/05
--------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                            -$0.03        $10.93             $10.96
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
--------------------------------------------------------------------------------------------------------------
Dividend Income                              $0.3801
--------------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FKNCX)                                          CHANGE       9/30/06            9/30/05
--------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                            -$0.02        $10.95             $10.97
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
--------------------------------------------------------------------------------------------------------------
Dividend Income                              $0.3212
--------------------------------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------------
CLASS A                                                           1-YEAR        5-YEAR            10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                         +3.28%       +22.45%            +66.46%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                     +0.98%        +3.66%             +4.99%
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                          3.57%
--------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5       6.14%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                  3.11%
--------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                   5.35%
--------------------------------------------------------------------------------------------------------------
CLASS C                                                            1-YEAR        3-YEAR     INCEPTION (7/1/03)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                           +2.81%        +7.04%           +6.91%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                       +1.81%        +2.29%           +2.08%
--------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                          3.15%
--------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5       5.41%
--------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                  2.63%
--------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                   4.52%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 21

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS A                     9/30/06
------------------------------------
1-Year                       +0.98%
------------------------------------
5-Year                       +3.66%
------------------------------------
10-Year                      +4.99%
------------------------------------

CLASS A (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    FRANKLIN NEW YORK         LEHMAN BROTHERS
                    INTERMEDIATE-TERM      MUNICIPAL BOND INDEX:
   DATE            TAX-FREE INCOME FUND     10-YEAR COMPONENT 7       CPI 7
--------------------------------------------------------------------------------
10/1/1996                   $9,779                $10,000            $10,000
10/31/1996                  $9,871                $10,126            $10,032
11/30/1996                 $10,032                $10,331            $10,051
12/31/1996                 $10,009                $10,285            $10,051
1/31/1997                  $10,044                $10,325            $10,082
2/28/1997                  $10,137                $10,423            $10,114
3/31/1997                  $10,035                $10,283            $10,139
4/30/1997                  $10,120                $10,359            $10,152
5/31/1997                  $10,245                $10,505            $10,146
6/30/1997                  $10,340                $10,622            $10,158
7/31/1997                  $10,596                $10,920            $10,171
8/31/1997                  $10,532                $10,814            $10,190
9/30/1997                  $10,649                $10,951            $10,215
10/31/1997                 $10,716                $11,009            $10,241
11/30/1997                 $10,773                $11,060            $10,234
12/31/1997                 $10,902                $11,235            $10,222
1/31/1998                  $11,001                $11,359            $10,241
2/28/1998                  $11,017                $11,359            $10,260
3/31/1998                  $11,023                $11,351            $10,279
4/30/1998                  $10,976                $11,288            $10,298
5/31/1998                  $11,159                $11,480            $10,317
6/30/1998                  $11,217                $11,522            $10,330
7/31/1998                  $11,222                $11,541            $10,342
8/31/1998                  $11,397                $11,741            $10,355
9/30/1998                  $11,519                $11,916            $10,368
10/31/1998                 $11,533                $11,921            $10,393
11/30/1998                 $11,579                $11,957            $10,393
12/31/1998                 $11,625                $11,994            $10,387
1/31/1999                  $11,791                $12,178            $10,412
2/28/1999                  $11,718                $12,068            $10,425
3/31/1999                  $11,720                $12,062            $10,456
4/30/1999                  $11,754                $12,094            $10,532
5/31/1999                  $11,679                $12,010            $10,532
6/30/1999                  $11,482                $11,786            $10,532
7/31/1999                  $11,528                $11,866            $10,564
8/31/1999                  $11,452                $11,822            $10,589
9/30/1999                  $11,477                $11,862            $10,640
10/31/1999                 $11,358                $11,778            $10,659
11/30/1999                 $11,473                $11,907            $10,665
12/31/1999                 $11,421                $11,845            $10,665
1/31/2000                  $11,358                $11,796            $10,697
2/29/2000                  $11,465                $11,889            $10,760
3/31/2000                  $11,676                $12,120            $10,849
4/30/2000                  $11,636                $12,059            $10,856
5/31/2000                  $11,573                $11,988            $10,868
6/30/2000                  $11,857                $12,314            $10,925
7/31/2000                  $12,002                $12,484            $10,951
8/31/2000                  $12,184                $12,678            $10,951
9/30/2000                  $12,142                $12,619            $11,008
10/31/2000                 $12,266                $12,748            $11,027
11/30/2000                 $12,332                $12,818            $11,033
12/31/2000                 $12,611                $13,119            $11,027
1/31/2001                  $12,748                $13,288            $11,096
2/28/2001                  $12,778                $13,311            $11,141
3/31/2001                  $12,891                $13,424            $11,166
4/30/2001                  $12,774                $13,258            $11,210
5/31/2001                  $12,912                $13,402            $11,261
6/30/2001                  $12,987                $13,482            $11,280
7/31/2001                  $13,136                $13,667            $11,248
8/31/2001                  $13,347                $13,900            $11,248
9/30/2001                  $13,299                $13,881            $11,299
10/31/2001                 $13,437                $14,053            $11,261
11/30/2001                 $13,327                $13,872            $11,242
12/31/2001                 $13,164                $13,725            $11,198
1/31/2002                  $13,402                $13,984            $11,223
2/28/2002                  $13,591                $14,184            $11,267
3/31/2002                  $13,284                $13,892            $11,331
4/30/2002                  $13,597                $14,214            $11,394
5/31/2002                  $13,645                $14,281            $11,394
6/30/2002                  $13,819                $14,458            $11,401
7/31/2002                  $13,995                $14,651            $11,413
8/31/2002                  $14,171                $14,842            $11,451
9/30/2002                  $14,463                $15,196            $11,470
10/31/2002                 $14,201                $14,920            $11,489
11/30/2002                 $14,080                $14,797            $11,489
12/31/2002                 $14,415                $15,121            $11,464
1/31/2003                  $14,343                $15,040            $11,515
2/28/2003                  $14,586                $15,300            $11,603
3/31/2003                  $14,579                $15,308            $11,673
4/30/2003                  $14,703                $15,422            $11,648
5/31/2003                  $15,092                $15,863            $11,629
6/30/2003                  $15,004                $15,787            $11,641
7/31/2003                  $14,395                $15,125            $11,654
8/31/2003                  $14,533                $15,254            $11,698
9/30/2003                  $14,979                $15,768            $11,736
10/31/2003                 $14,850                $15,647            $11,724
11/30/2003                 $15,002                $15,816            $11,692
12/31/2003                 $15,115                $15,983            $11,679
1/31/2004                  $15,186                $16,050            $11,736
2/29/2004                  $15,435                $16,332            $11,800
3/31/2004                  $15,303                $16,239            $11,876
4/30/2004                  $14,938                $15,791            $11,914
5/31/2004                  $14,930                $15,801            $11,984
6/30/2004                  $14,960                $15,853            $12,022
7/31/2004                  $15,155                $16,070            $12,003
8/31/2004                  $15,447                $16,422            $12,009
9/30/2004                  $15,505                $16,510            $12,034
10/31/2004                 $15,618                $16,641            $12,098
11/30/2004                 $15,425                $16,453            $12,104
12/31/2004                 $15,595                $16,646            $12,060
1/31/2005                  $15,682                $16,787            $12,085
2/28/2005                  $15,585                $16,681            $12,155
3/31/2005                  $15,446                $16,535            $12,250
4/30/2005                  $15,703                $16,855            $12,332
5/31/2005                  $15,777                $16,969            $12,319
6/30/2005                  $15,850                $17,067            $12,326
7/31/2005                  $15,738                $16,921            $12,383
8/31/2005                  $15,870                $17,127            $12,446
9/30/2005                  $15,771                $16,972            $12,598
10/31/2005                 $15,657                $16,843            $12,624
11/30/2005                 $15,731                $16,947            $12,522
12/31/2005                 $15,834                $17,102            $12,471
1/31/2006                  $15,880                $17,158            $12,567
2/28/2006                  $15,954                $17,260            $12,592
3/31/2006                  $15,825                $17,082            $12,662
4/30/2006                  $15,813                $17,052            $12,769
5/31/2006                  $15,889                $17,169            $12,833
6/30/2006                  $15,805                $17,092            $12,858
7/31/2006                  $15,972                $17,320            $12,896
8/31/2006                  $16,198                $17,616            $12,921
9/30/2006                  $16,279                $17,745            $12,858

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS C                           9/30/06
------------------------------------------
1-Year                             +1.81%
------------------------------------------
3-Year                             +2.29%
------------------------------------------
Since Inception (7/1/03)           +2.08%
------------------------------------------

CLASS C (7/1/03-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    FRANKLIN NEW YORK        LEHMAN BROTHERS
                    INTERMEDIATE-TERM      MUNICIPAL BOND INDEX:
   DATE            TAX-FREE INCOME FUND     10-YEAR COMPONENT 7       CPI 7
--------------------------------------------------------------------------------
7/1/2003                 $10,000                  $10,000            $10,000
7/31/2003                $9,589                   $9,580             $10,011
8/31/2003                $9,685                   $9,662             $10,049
9/30/2003                $9,978                   $9,988             $10,082
10/31/2003               $9,887                   $9,911             $10,071
11/30/2003               $9,983                   $10,018            $10,044
12/31/2003               $10,053                  $10,124            $10,033
1/31/2004                $10,097                  $10,167            $10,082
2/29/2004                $10,257                  $10,345            $10,136
3/31/2004                $10,165                  $10,286            $10,201
4/30/2004                $9,918                   $10,002            $10,234
5/31/2004                $9,908                   $10,008            $10,294
6/30/2004                $9,932                   $10,042            $10,327
7/31/2004                $10,047                  $10,179            $10,310
8/31/2004                $10,246                  $10,402            $10,316
9/30/2004                $10,270                  $10,457            $10,338
10/31/2004               $10,340                  $10,541            $10,392
11/30/2004               $10,217                  $10,421            $10,397
12/31/2004               $10,315                  $10,544            $10,359
1/31/2005                $10,368                  $10,633            $10,381
2/28/2005                $10,308                  $10,566            $10,441
3/31/2005                $10,202                  $10,474            $10,523
4/30/2005                $10,367                  $10,676            $10,593
5/31/2005                $10,420                  $10,748            $10,582
6/30/2005                $10,464                  $10,810            $10,588
7/31/2005                $10,376                  $10,718            $10,637
8/31/2005                $10,458                  $10,848            $10,691
9/30/2005                $10,388                  $10,750            $10,822
10/31/2005               $10,318                  $10,669            $10,844
11/30/2005               $10,353                  $10,735            $10,757
12/31/2005               $10,425                  $10,833            $10,713
1/31/2006                $10,441                  $10,868            $10,795
2/28/2006                $10,485                  $10,933            $10,817
3/31/2006                $10,395                  $10,820            $10,876
4/30/2006                $10,382                  $10,801            $10,969
5/31/2006                $10,427                  $10,875            $11,023
6/30/2006                $10,377                  $10,826            $11,045
7/31/2006                $10,482                  $10,971            $11,078
8/31/2006                $10,616                  $11,158            $11,100
9/30/2006                $10,691                  $11,240            $11,045


22 | Annual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 9/30/06.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/06 for the maximum combined effective federal and New York state and City personal income tax rate of 41.83%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/06.

7.    Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond
      Index: 10-Year Component is the 10-year (8-12) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                              Annual Report | 23

Your Fund's Expenses

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


24 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                       VALUE 4/1/06         VALUE 9/30/06     PERIOD* 4/1/06-9/30/06
-----------------------------------------------------------------------------------------------------------
Actual                                            $1,000              $1,029.40               $3.82
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000              $1,021.31               $3.80
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                            $1,000              $1,027.60               $6.56
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000              $1,018.60               $6.53
-------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.75% and C: 1.29%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 25

Franklin New York Limited-Term Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes and by maintaining a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of five years or less. 1

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New York Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 9/30/06**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ................................  30.4%
AA .................................  20.8%
A ..................................   5.7%
BBB ................................  16.0%
Not Rated by S&P ...................  27.1%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS               MOODY'S        INTERNAL
AAA or Aaa               3.8%           14.4%
AA or Aa                 8.9%              --
---------------------------------------------
Total                   12.7%           14.4%

--------------------------------------------------------------------------------

This annual report for Franklin New York Limited-Term Tax-Free Income Fund covers the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $9.92 on September 30, 2005, to $9.90 on September 30, 2006. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W8-BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 51.


26 | Annual Report

Class A shares paid dividends totaling 24.85 cents per share for the same period.2 The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.08%. An investor in the 2006 maximum combined effective federal and New York state and City personal income tax bracket of 41.83% would need to earn a distribution rate of 5.29% from a taxable investment to match the Fund's Class A tax-free distribution rate.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your participation in Franklin New York Limited-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

DIVIDEND DISTRIBUTIONS 2
Franklin New York Limited-Term
Tax-Free Income Fund - Class A

--------------------------------------------------------------------------------
MONTH                                                         DIVIDEND PER SHARE
--------------------------------------------------------------------------------
October                                                               1.60 cents
--------------------------------------------------------------------------------
November                                                              1.75 cents
--------------------------------------------------------------------------------
December                                                              1.75 cents
--------------------------------------------------------------------------------
January                                                               1.75 cents
--------------------------------------------------------------------------------
February                                                              1.75 cents
--------------------------------------------------------------------------------
March                                                                 1.95 cents
--------------------------------------------------------------------------------
April                                                                 1.95 cents
--------------------------------------------------------------------------------
May                                                                   2.20 cents
--------------------------------------------------------------------------------
June                                                                  2.40 cents
--------------------------------------------------------------------------------
July                                                                  2.40 cents
--------------------------------------------------------------------------------
August                                                                2.60 cents
--------------------------------------------------------------------------------
September                                                             2.60 cents
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin New York Limited-Term
Tax-Free Income Fund
9/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Other Revenue                                                              20.1%
--------------------------------------------------------------------------------
General Obligation                                                         19.9%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     18.9%
--------------------------------------------------------------------------------
Utilities                                                                  16.6%
--------------------------------------------------------------------------------
Higher Education                                                           14.3%
--------------------------------------------------------------------------------
Transportation                                                              6.6%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        3.6%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

2. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

Performance Summary as of 9/30/06

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FNYLX)                                                  CHANGE      9/30/06          9/30/05
---------------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    -$0.02        $9.90            $9.92
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
---------------------------------------------------------------------------------------------------------------------
Dividend Income                                      $0.2485
---------------------------------------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------------------------
CLASS A                                                                   1-YEAR       3-YEAR     INCEPTION (9/2/03)
---------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +2.34%       +3.77%           +4.74%
---------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                             +0.02%       +0.48%           +0.77%
---------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                  3.08%
---------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5               5.29%
---------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                          3.02%
---------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                           5.19%
---------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


28 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
CLASS A                                9/30/06
-----------------------------------------------
1-Year                                  +0.02%
-----------------------------------------------
3-Year                                  +0.48%
-----------------------------------------------
Since Inception (9/2/03)                +0.77%
-----------------------------------------------

CLASS A (9/2/03-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 FRANKLIN NEW YORK          LEHMAN BROTHERS
                   LIMITED-TERM           MUNICIPAL BOND INDEX:
   DATE         TAX-FREE INCOME FUND       5-YEAR COMPONENT 7          CPI 7
--------------------------------------------------------------------------------
  9/2/2003             $9,775                     $10,000             $10,000
 9/30/2003             $9,863                     $10,253             $10,033
 10/31/2003            $9,834                     $10,186             $10,022
 11/30/2003            $9,853                     $10,227              $9,995
 12/31/2003            $9,863                     $10,267              $9,984
 1/31/2004             $9,893                     $10,316             $10,033
 2/29/2004             $9,961                     $10,442             $10,087
 3/31/2004             $9,924                     $10,398             $10,152
 4/30/2004             $9,828                     $10,190             $10,184
 5/31/2004             $9,801                     $10,137             $10,244
 6/30/2004             $9,803                     $10,175             $10,276
 7/31/2004             $9,855                     $10,269             $10,260
 8/31/2004             $9,917                     $10,449             $10,265
 9/30/2004             $9,929                     $10,463             $10,287
 10/31/2004            $9,952                     $10,521             $10,341
 11/30/2004            $9,914                     $10,452             $10,347
 12/31/2004            $9,957                     $10,547             $10,309
 1/31/2005             $9,939                     $10,544             $10,330
 2/28/2005             $9,912                     $10,492             $10,390
 3/31/2005             $9,874                     $10,425             $10,471
 4/30/2005             $9,928                     $10,546             $10,542
 5/31/2005             $9,934                     $10,576             $10,531
 6/30/2005             $9,979                     $10,625             $10,536
 7/31/2005             $9,955                     $10,567             $10,585
 8/31/2005             $9,980                     $10,634             $10,639
 9/30/2005             $9,996                     $10,615             $10,769
 10/31/2005            $9,982                     $10,570             $10,791
 11/30/2005            $9,990                     $10,595             $10,704
 12/31/2005           $10,018                     $10,647             $10,661
 1/31/2006            $10,036                     $10,671             $10,742
 2/28/2006            $10,043                     $10,691             $10,764
 3/31/2006            $10,043                     $10,649             $10,823
 4/30/2006            $10,063                     $10,672             $10,915
 5/31/2006            $10,095                     $10,709             $10,970
 6/30/2006            $10,099                     $10,659             $10,991
 7/31/2006            $10,145                     $10,759             $11,024
 8/31/2006            $10,192                     $10,875             $11,046
 9/30/2006            $10,239                     $10,934             $10,991


                                                              Annual Report | 29

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

1. The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 2.27%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. Distribution rate is based on an annualization of the 2.60 cent per share current monthly dividend and the maximum offering price of $10.13 on 9/30/06.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/06 for the maximum combined effective federal and New York state and City personal income tax rate of 41.83%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/06.

7.    Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond
      Index: 5-Year Component is the 5-year (4-6) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


30 | Annual Report

Your Fund's Expenses

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 31

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                       VALUE 4/1/06         VALUE 9/30/06    PERIOD* 4/1/06-9/30/06
-----------------------------------------------------------------------------------------------------------
Actual                                           $1,000              $1,018.70               $2.53
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000              $1,022.56               $2.54
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


32 | Annual Report

Franklin New York Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management, preservation of capital and liquidity by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1 The Fund tries to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

We are pleased to bring you Franklin New York Tax-Exempt Money Fund's annual report for the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

With rising short-term rates, money market portfolio yields climbed during the period. Largely as a result, Franklin New York Tax-Exempt Money Fund's seven-day effective yield increased from 2.03% on September 30, 2005, to 3.06% on September 30, 2006.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities whose interest is free from federal income tax and New York state and City personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W8-BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 54.


                                                              Annual Report | 33

PORTFOLIO BREAKDOWN
Franklin New York Tax-Exempt Money Fund
9/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Variable Rate Notes                                                        80.8%
--------------------------------------------------------------------------------
Notes and Bonds                                                            12.6%
--------------------------------------------------------------------------------
Tax-Exempt Commercial Paper                                                 5.8%
--------------------------------------------------------------------------------
Put or Option Tender Bonds                                                  0.8%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY 1
Franklin New York Tax-Exempt Money Fund
9/30/06

--------------------------------------------------------------------------------
Seven-day effective yield 2                                                3.06%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 3.01%
--------------------------------------------------------------------------------
Taxable equivalent yield 3                                                 5.19%
--------------------------------------------------------------------------------

1. The Fund's manager has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 2.87% and 2.91%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2.    The seven-day effective yield assumes the compounding of daily dividends.

3. Taxable equivalent yield assumes the published rates as of 6/22/06 for the maximum combined effective federal and New York state and City personal income tax rate of 41.83%, based on the federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 9/30/06. The Fund's average weighted maturity was 26 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

MANAGER'S DISCUSSION

Short-term municipal bond yields increased during the reporting period, reflecting the Federal Reserve Board's consecutive increases in the federal funds target rate. The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin New York Tax-Exempt Money Fund, averaged a rate of 3.27% for the period under review. 2

During the reporting period, the Fund participated in several issues including Syracuse Revenue Anticipation Notes, Schenectady County Bond Anticipation Notes, New York State general obligation mandatory puts, and Metropolitan Transportation Authority tax-exempt commercial paper.

Thank you for your participation in Franklin New York Tax-Exempt Money Fund. We look forward to serving your future investment needs.

2. Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


34 | Annual Report

Your Fund's Expenses

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 35

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 4/1/06         VALUE 9/30/06    PERIOD* 4/1/06-9/30/06
----------------------------------------------------------------------------------------------------------
Actual                                           $1,000              $1,014.30               $3.23
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000              $1,021.86               $3.24
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.64%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


36 | Annual Report

Franklin New York Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                     ----------------------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,                 YEAR ENDED DECEMBER 31,
CLASS A                                                  2006          2005         2004 e        2003          2002         2001
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  11.62      $  11.64     $  11.71      $  11.69      $  11.22     $  11.34
                                                     ----------------------------------------------------------------------------
Income from investment operations a:
 Net investment income b .........................       0.48          0.50         0.39          0.52          0.53         0.55

 Net realized and unrealized gains (losses) ......      (0.04)        (0.01)       (0.07)         0.02          0.47        (0.11)
                                                     ----------------------------------------------------------------------------
Total from investment operations .................       0.44          0.49         0.32          0.54          1.00         0.44
                                                     ----------------------------------------------------------------------------
Less distributions from net investment income ....      (0.48)        (0.51)       (0.39)        (0.52)        (0.53)       (0.56)
                                                     ----------------------------------------------------------------------------
Redemption fees ..................................         -- d          -- d         --            --            --           --
                                                     ----------------------------------------------------------------------------
Net asset value, end of year .....................   $  11.58      $  11.62     $  11.64      $  11.71      $  11.69     $  11.22
                                                     ============================================================================

Total return c ...................................       3.90%         4.23%        2.77%         4.69%         9.17%        4.00%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $326,772      $304,673     $292,813      $296,917      $291,965     $269,449

Ratios to average net assets:

 Expenses ........................................       0.70%         0.70%        0.71% f       0.71%         0.71%        0.73%

 Net investment income ...........................       4.17%         4.25%        4.44% f       4.44%         4.66%        4.83%

Portfolio turnover rate ..........................      24.10%        13.65%        7.96%         7.96%         9.52%        7.78%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     For the period January 1, 2004 to September 30, 2004.

f     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin New York Tax-Free Trust

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                        -------------------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,               YEAR ENDED DECEMBER 31,
CLASS C                                                    2006         2005          2004 e        2003         2002        2001
                                                        -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $ 11.78      $ 11.81       $ 11.87       $ 11.84      $ 11.35     $ 11.46
                                                        -------------------------------------------------------------------------
Income from investment operations a:
 Net investment income b ............................      0.42         0.44          0.34          0.46         0.47        0.49

 Net realized and unrealized gains (losses) .........     (0.03)       (0.03)        (0.06)         0.02         0.49       (0.10)
                                                        -------------------------------------------------------------------------
Total from investment operations ....................      0.39         0.41          0.28          0.48         0.96        0.39
                                                        -------------------------------------------------------------------------
Less distributions from net investment income .......     (0.42)       (0.44)        (0.34)        (0.45)       (0.47)      (0.50)
                                                        -------------------------------------------------------------------------
Redemption fees .....................................        -- d         -- d          --            --           --          --
                                                        -------------------------------------------------------------------------
Net asset value, end of year ........................   $ 11.75      $ 11.78       $ 11.81       $ 11.87      $ 11.84     $ 11.35
                                                        =========================================================================

Total return c ......................................      3.36%        3.52%         2.40%         4.12%        8.65%       3.47%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $44,446      $40,110       $37,606       $39,803      $29,207     $18,947

Ratios to average net assets:

 Expenses ...........................................      1.25%        1.25%         1.26% f       1.27%        1.25%       1.28%

 Net investment income ..............................      3.62%        3.70%         3.89% f       3.88%        4.12%       4.27%

Portfolio turnover rate .............................     24.10%       13.65%         7.96%         7.96%        9.52%       7.78%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     For the period January 1, 2004 to September 30, 2004.

f     Annualized.


38 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  MUNICIPAL BONDS 97.9%
  NEW YORK 97.9%
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
   Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ...................................      $  2,785,000     $  2,919,237
  Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
   Project, Series A, AMBAC Insured, 6.00%, 8/01/24 .............................................         4,020,000        4,307,470
  Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 .........................................           200,000          216,880
  Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
   6.00%,
     7/01/26 ....................................................................................         1,185,000        1,273,472
     7/01/29 ....................................................................................         3,000,000        3,223,980
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 .................           900,000          969,579
  Eastport South Manor Central School District GO, FGIC Insured, Pre-Refunded, 5.00%,
   6/15/20 ......................................................................................         1,000,000        1,084,460
  Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 .......................         2,000,000        2,108,040
  Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ..................         2,300,000        2,418,197
  Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
   5.80%, 7/01/15 ...............................................................................         1,340,000        1,368,596
  Irvington Union Free School District GO, Refunding, FSA Insured, 5.00%, 4/01/32 ...............         5,330,000        5,631,891
  Long Island Power Authority Electric System Revenue, General,
     Refunding, Series A, XLCA Insured, 5.00%, 12/01/26 .........................................         7,000,000        7,446,180
     Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ......................................         5,000,000        5,181,700
     Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ......................................         1,540,000        1,611,333
  Madison County IDA Civic Facility Revenue,
     Colgate University Project, Series A, AMBAC Insured, 5.00%, 7/01/35 ........................         6,165,000        6,513,138
     College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 .........................         3,750,000        3,926,100
     Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 ...............         1,000,000        1,048,340
  Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 ............         1,650,000        1,718,030
  Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
     5.25%, 10/01/21 ............................................................................         1,520,000        1,627,646
     5.00%, 10/01/31 ............................................................................         3,100,000        3,243,530
  Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ..............         1,055,000        1,208,429
  MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ..........         3,000,000        3,193,530
  MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 .........................................         8,000,000        8,367,920
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .......................................         2,500,000        2,704,600
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ......................................         2,000,000        2,138,320
     Series A, MBIA Insured, 5.00%, 11/15/35 ....................................................         6,000,000        6,356,400
  MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ...............................         4,000,000        4,282,080
  MTA Service Contract Revenue,
     Refunding, AMBAC Insured, 5.00%, 7/01/30 ...................................................         7,000,000        7,293,510
     Series B, MBIA Insured, 5.00%, 1/01/31 .....................................................         3,000,000        3,125,790
  Nassau County GO, Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%,
   3/01/20 ......................................................................................         1,510,000        1,630,740
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   Pre-Refunded, 5.75%, 8/01/29 .................................................................         2,655,000        2,860,869


                                                              Annual Report | 39

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York City GO,
      Series A, MBIA Insured, 6.00%, 5/15/30 ....................................................     $     15,000      $     16,251
      Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ......................................        1,985,000         2,170,220
      Series I, MBIA Insured, 5.00%, 4/15/29 ....................................................        2,930,000         3,019,892
      Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 ......................................           70,000            73,214
   New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
     5.125%, 2/15/23 ............................................................................        3,890,000         4,099,204
   New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
     5.375%, 5/01/29 ............................................................................          980,000         1,034,537
   New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
     6/15/26 ....................................................................................        1,000,000         1,047,180
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ........................................        5,000,000         5,227,400
      Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 ......................................        5,000,000         5,119,600
      Series G, FSA Insured, 5.00%, 6/15/34 .....................................................        3,000,000         3,105,030
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Series A, FGIC Insured, 5.00%, 5/01/28 ....................................................        5,915,000         6,137,345
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ......................................           85,000            90,307
      Series C, 4.75%, 5/01/23 ..................................................................        1,800,000         1,833,120
      Series D, MBIA Insured, 5.00%, 2/01/22 ....................................................        2,000,000         2,104,980
   New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
     AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ................................................        3,000,000         3,232,740
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
     Pre-Refunded, 5.25%, 1/01/29 ...............................................................        3,500,000         3,718,365
   New York City Trust Cultural Resources Revenue,
      American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ................        2,000,000         2,039,240
      Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .......................        7,500,000         7,920,675
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%,
      11/15/35 ..................................................................................        5,675,000         5,984,798
      11/15/44 ..................................................................................       13,000,000        13,609,700
   New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
     AMBAC Insured, 5.25%, 6/01/21 ..............................................................        6,000,000         6,452,460
   New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
     FSA Insured, 5.25%, 8/15/21 ................................................................        1,740,000         1,850,995
   New York State Dormitory Authority Revenue,
      Iona College, XLCA Insured, 5.125%, 7/01/32 ...............................................        4,000,000         4,222,280
      School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ...............        1,750,000         1,883,857
      School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ...............        1,750,000         1,833,860
   New York State Dormitory Authority Revenues,
      853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 .....................        1,340,000         1,427,006
      City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
        5.50%, 7/01/29 ..........................................................................        1,585,000         1,682,795
      Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ............        2,000,000         2,108,860
      Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ...............................          400,000           427,452
      Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ...............................        1,880,000         2,012,333
      Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ...................................        6,540,000         6,894,403
      Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 .........................        1,500,000         1,524,765


40 | Annual Report

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues, (continued)
      Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 .................     $    285,000      $    294,667
      Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 ..............        1,975,000         2,061,130
      Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ...............        2,000,000         2,112,168
      Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
       5.25%, 8/15/26 ...........................................................................        2,570,000         2,768,250
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 .........................................       11,000,000        11,541,310
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ..............................          885,000           920,497
      Non State Supported Debt, Educational Housing Services, Student, AMBAC Insured, 5.25%,
       7/01/30 ..................................................................................        5,150,000         6,008,505
      Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ..........        2,500,000         2,632,500
      Non State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
       7/01/34 ..................................................................................        5,510,000         5,800,542
      NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ........................................        1,700,000         1,798,464
      Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...............................        6,500,000         6,736,340
      Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ...............................        3,000,000         3,288,150
      Series 1, MBIA Insured, 5.00%, 7/01/24 ....................................................        2,000,000         2,101,360
      Siena College, MBIA Insured, 5.00%, 7/01/31 ...............................................        3,500,000         3,655,855
      Siena College, MBIA Insured, Pre-Refunded, 5.70%, 7/01/17 .................................        2,000,000         2,072,000
      St. John's University, Series A, MBIA Insured, 5.25%, 7/01/30 .............................        3,500,000         3,722,285
      State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
       5.00%, 7/01/36 ...........................................................................        5,170,000         5,446,802
      University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ................        1,000,000         1,025,420
      Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 ...................        5,945,000         6,335,111
      Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ..........................        1,000,000         1,021,410
   New York State Energy Research and Development Authority PCR, Central Hudson Gas,
    Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ..........................................        3,500,000         3,697,120
   New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
    Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 .................................        3,000,000         3,002,970
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 ...............................................................        4,000,000         4,213,760
   New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%, 1/01/30 ..............       11,900,000        12,539,744
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series B,
    MBIA Insured, Pre-Refunded, 4.90%, 4/01/20 ..................................................        2,120,000         2,253,857
   New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract,
    Series C, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 .......................................       11,200,000        11,909,072
   Niagara Falls City School District COP, High School Facility, MBIA Insured, Pre-Refunded,
    5.375%, 6/15/28 .............................................................................        2,000,000         2,080,360
   Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ............................            5,000             5,064
   North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
      4/01/15 ...................................................................................        1,065,000         1,271,184
      4/01/16 ...................................................................................        1,000,000         1,208,220
   Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
    XLCA Insured, 5.00%, 12/15/30 ...............................................................        1,805,000         1,920,574
   Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36 ............................        9,000,000         9,478,620
   Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ..........................................          810,000           911,218
   Sachem Central School District Holbrook GO, MBIA Insured, 5.00%, 6/15/30 .....................        1,000,000         1,048,600
   Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/32 ...........       10,000,000        10,547,400


                                                              Annual Report | 41

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Schenectady IDA Civic Facility Revenue,
     Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 .................................      $  3,000,000      $  3,198,900
     Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 .................................         2,375,000         2,528,472
     Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ............................         2,395,000         2,499,182
  St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
   MBIA Insured, 5.00%, 7/01/28 ................................................................         2,455,000         2,529,902
  Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
   FGIC Insured, 5.00%, 6/15/27 ................................................................         1,295,000         1,360,993
  Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
   Pre-Refunded, 5.20%, 1/01/27 ................................................................         1,000,000         1,143,290
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
     AMBAC Insured, 5.75%, 8/01/29 .............................................................           550,000           584,601
     Series A, FSA Insured, Pre-Refunded, 5.125%, 10/01/26 .....................................         2,000,000         2,044,820
  Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
   12/01/27 ....................................................................................         3,680,000         3,899,880
  Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 .....................         1,500,000         1,593,600
                                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS (COST $345,232,262) ..............................................                         363,719,020
                                                                                                                        ------------
  SHORT TERM INVESTMENTS 1.3%
  MUNICIPAL BONDS 1.3%
  NEW YORK 1.3%
a Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project, Series A,
   Daily VRDN and Put, 3.80%, 5/01/22 ..........................................................           400,000           400,000
a Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
   3.80%, 5/01/33 ..............................................................................           300,000           300,000
a New York City Transitional Finance Authority Revenue, New York City Recovery, Refunding,
   Series 3,
    Sub Series 3 B, Daily VRDN and Put, 3.82%, 11/01/22 ........................................         3,800,000         3,800,000
    Sub Series 3 H, Daily VRDN and Put, 3.80%, 11/01/22 ........................................           200,000           200,000
                                                                                                                        ------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,700,000) ...............................................                           4,700,000
                                                                                                                        ------------
  TOTAL INVESTMENTS (COST $349,932,262) 99.2% ..................................................                         368,419,020
  OTHER ASSETS, LESS LIABILITIES 0.8% ..........................................................                           2,799,320
                                                                                                                        ------------
  NET ASSETS 100.0% ............................................................................                        $371,218,340
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 56.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.

42 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                         --------------------------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,             YEAR ENDED DECEMBER 31,
CLASS A                                                      2006         2005          2004 e       2003        2002          2001
                                                         --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................  $  10.96     $  11.15      $  11.16     $  11.04    $  10.51      $  10.56
                                                         --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ..............................      0.39         0.38          0.30         0.41        0.44          0.49

 Net realized and unrealized gains (losses) ...........     (0.04)       (0.19)        (0.02)        0.12        0.54         (0.03)
                                                         --------------------------------------------------------------------------
Total from investment operations ......................      0.35         0.19          0.28         0.53        0.98          0.46
                                                         --------------------------------------------------------------------------
Less distributions from net investment income .........     (0.38)       (0.38)        (0.29)       (0.41)      (0.45)        (0.51)
                                                         --------------------------------------------------------------------------
Redemption fees .......................................        -- d         -- d          --           --          --            --
                                                         --------------------------------------------------------------------------
Net asset value, end of year ..........................  $  10.93     $  10.96      $  11.15     $  11.16    $  11.04      $  10.51
                                                         ==========================================================================

Total return c ........................................      3.28%        1.72%         2.57%        4.85%       9.46%         4.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................  $222,308     $233,785      $227,288     $217,829    $180,829      $113,980

Ratios to average net assets:

 Expenses before waiver and payments by affiliates ....      0.75%        0.74%         0.75% f      0.75%       0.78%         0.82%

 Expenses net of waiver and payments by affiliates ....      0.75%        0.74%         0.67% f      0.60%       0.60%         0.51%

 Net investment income ................................      3.56%        3.40%         3.57% f      3.64%       4.05%         4.61%

Portfolio turnover rate ...............................     30.01%        5.42%         4.66%        3.35%       8.92%         3.15%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     For the period January 1, 2004 to September 30, 2004.

f     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin New York Tax-Free Trust

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                                            -----------------------------------------------------
                                                                                                                     PERIOD ENDED
                                                                                    YEAR ENDED SEPTEMBER 30,         DECEMBER 31,
CLASS C                                                                        2006           2005          2004 e      2003 g
                                                                            -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................................      $ 10.97        $ 11.16        $11.17         $11.27
                                                                            ---------------------------------------------------
Income from investment operations a:

 Net investment income b .............................................         0.33           0.32          0.25           0.17

 Net realized and unrealized gains (losses) ..........................        (0.03)         (0.19)        (0.01)         (0.10)
                                                                            ---------------------------------------------------
Total from investment operations .....................................         0.30           0.13          0.24           0.07
                                                                            ---------------------------------------------------
Less distributions from net investment income ........................        (0.32)         (0.32)        (0.25)         (0.17)
                                                                            ---------------------------------------------------
Redemption fees ......................................................           -- d           -- d          --             --
                                                                            ---------------------------------------------------
Net asset value, end of year .........................................      $ 10.95        $ 10.97        $11.16         $11.17
                                                                            ===================================================

Total return c .......................................................         2.81%          1.16%         2.14%          0.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................................      $12,123        $12,323        $8,772         $3,965

Ratios to average net assets:

 Expenses before waiver and payments by affiliates ...................         1.29%          1.29%         1.30% f        1.30% f

 Expenses net of waiver and payments by affiliates ...................         1.29%          1.29%         1.22% f        1.15% f

 Net investment income ...............................................         3.02%          2.85%         3.02% f        3.09% f

Portfolio turnover rate ..............................................        30.01%          5.42%         4.66%          3.35%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     For the period January 1, 2004 to September 30, 2004.

f     Annualized.

g     For the period July 1, 2003 (effective date) to December 31, 2003.


44 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  MUNICIPAL BONDS 98.6%
  NEW YORK 93.1%
  Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ................     $  1,850,000     $  1,911,179
  Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 5.75%, 5/01/09 ...............................................          780,000          789,898
     St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 ...................................          420,000          443,856
  Amherst IDA Civic Facility Revenue,
     Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%, 10/01/31 ................        4,400,000        4,467,320
     University of Buffalo Foundation, Student Housing, Creekside Project, Series A,
      AMBAC Insured, 4.625%, 8/01/16 .............................................................        1,030,000        1,085,682
  Bath Central School District GO, Refunding,
     FGIC Insured, 4.00%, 6/15/19 ................................................................        1,850,000        1,852,720
     FSA Insured, 5.10%, 6/15/13 .................................................................          775,000          807,217
  Buffalo GO,
     Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ..........................................        1,225,000        1,318,125
     Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ........................................          880,000          934,217
  Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 ...................................        1,375,000        1,401,620
  Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ....................        1,080,000        1,109,095
  Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ....................        2,390,000        2,519,801
  Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 .............        1,000,000        1,030,210
  Dansville Central School District GO, Refunding, Series B, FGIC Insured,
     4.25%, 6/15/11 ..............................................................................          930,000          960,337
     4.35%, 6/15/12 ..............................................................................          870,000          906,488
     4.45%, 6/15/13 ..............................................................................          995,000        1,036,601
  Erie County GO,
     FGIC Insured, 4.70%, 11/01/12 ...............................................................          700,000          722,029
     Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ................................        1,000,000        1,069,460
  Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .......        1,095,000        1,147,308
  Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ..................        1,000,000        1,016,460
  Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ..........        1,260,000        1,282,894
  Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 .................        2,105,000        2,223,785
  Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 ...................        1,080,000        1,099,440
  Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
     6/15/09 .....................................................................................        1,125,000        1,147,365
     6/15/10 .....................................................................................        1,125,000        1,154,363
  Huntington GO, Public Improvement, 4.20%, 9/01/13 ..............................................        1,230,000        1,255,301
  Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%, 7/01/18 ...........        2,215,000        2,407,572
  Long Island Power Authority Electric System Revenue,
     General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 .................................        8,000,000        8,668,640
     MBIA Insured, 5.125%, 4/01/11 ...............................................................        1,410,000        1,456,403
     Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ..........................................        2,000,000        2,083,300
  Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
   CIFG Insured, 5.00%, 6/01/15 ..................................................................        1,000,000        1,074,790
  Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ..............        1,650,000        1,719,086
  Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 .............................        3,015,000        3,105,842
  Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
   Refunding, MBIA Insured, 4.00%,
     1/01/12 .....................................................................................        1,845,000        1,882,546
     1/01/13 .....................................................................................        1,920,000        1,962,509


                                                              Annual Report | 45

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Transit Facilities Revenue,
     Series A, Pre-Refunded, 6.00%, 7/01/15 ......................................................     $  1,500,000     $  1,598,340
     Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 .........................................        1,915,000        2,031,645
  Nassau County GO,
     General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 ...............................        1,000,000        1,027,030
     Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ...........................................        1,000,000        1,104,150
  Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series H,
   AMBAC Insured, 5.25%, 11/15/17 ................................................................        1,500,000        1,647,285
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   Pre-Refunded, 6.00%, 8/01/10 ..................................................................        1,000,000        1,084,200
  New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ....................................        4,000,000        4,083,960
  New York City GO,
     Refunding, Series F, 5.25%, 8/01/13 .........................................................        1,095,000        1,167,927
     Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ...........................................        2,000,000        2,189,180
     Series D, 4.30%, 10/15/16 ...................................................................        3,000,000        3,069,420
     Series H, 4.125%, 8/01/11 ...................................................................        1,560,000        1,590,373
  New York City Health and Hospital Corp. Revenue, Health System,
     Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ..........................................        1,000,000        1,027,540
     Series A, FSA Insured, 4.15%, 2/15/12 .......................................................          750,000          767,355
     Series A, FSA Insured, 4.30%, 2/15/13 .......................................................        1,000,000        1,023,530
  New York City IDA Civic Facility Revenue, Institute of International Education Inc. Project,
   5.125%, 9/01/16 ...............................................................................        2,320,000        2,433,077
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series A, 4.75%, 11/15/13 ...................................................................        1,000,000        1,038,030
     Series B, 4.75%, 11/01/16 ...................................................................        2,200,000        2,277,858
     Series B, Pre-Refunded, 6.00%, 11/15/13 .....................................................        1,000,000        1,093,310
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
   AMBAC Insured, 5.00%, 11/15/20 ................................................................        5,775,000        6,203,043
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
   AMBAC Insured, 5.25%, 6/01/21 .................................................................        4,200,000        4,516,722
  New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
   Series A, Pre-Refunded, 5.50%, 7/01/12 ........................................................        1,815,000        1,954,446
  New York State Dormitory Authority Revenue,
     Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 ......................................        2,080,000        2,091,565
     Teachers College, MBIA Insured, 4.00%, 7/01/12 ..............................................        1,000,000        1,021,060
  New York State Dormitory Authority Revenues,
     City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ..........................        1,000,000        1,041,710
     Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%, 7/01/18 .................        5,000,000        5,350,400
     FSA Insured, 5.125%, 2/15/07 ................................................................        1,000,000        1,005,750
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ..........................................        1,720,000        1,846,437
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ..........................................        1,895,000        2,023,765
     Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 .................................           40,000           40,135
     Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 .................................        2,000,000        2,150,520
     Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ...........................................        2,975,000        3,185,898
     New York State Department of Health, Refunding, 5.25%, 7/01/17 ..............................        5,000,000        5,429,600
     Non State Supported Debt, Bishop Henry B Hucles Nursing, 5.00%, 7/01/24 .....................        4,765,000        5,074,725
     Office of General Services, MBIA Insured, 5.00%, 4/01/18 ....................................        2,000,000        2,067,980


46 | Annual Report

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%, 2/15/18 ................     $  2,300,000     $  2,512,819
     St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ...............................          750,000          798,308
     State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
      5.00%, 7/01/21 .............................................................................        1,980,000        2,130,044
     State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
      5.00%, 7/01/22 .............................................................................        1,730,000        1,856,774
     State University, Capital Appreciation Bond, Refunding, Series B, MBIA Insured, zero cpn.,
      5/15/08 ....................................................................................        3,000,000        2,829,450
     Supported Debt, State University Dormitory Facilities, Series B, MBIA Insured, 5.00%,
      7/01/17 ....................................................................................        2,875,000        3,122,710
     University of Rochester, Series A, 5.25%, 7/01/21 ...........................................          500,000          542,615
  New York State Energy Research and Development Authority PCR, New York State Electric
   and Gas,
     MBIA Insured, 4.10%, 3/15/15 ................................................................        2,000,000        2,026,760
     Series B, MBIA Insured, 4.00%, 10/15/15 .....................................................        5,000,000        5,040,700
     Series D, MBIA Insured, 4.10%, 12/01/15 .....................................................        2,000,000        2,025,860
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds, Series B,
     5.80%, 1/15/16 ..............................................................................        1,010,000        1,084,326
     Pre-Refunded, 5.80%, 1/15/16 ................................................................        1,490,000        1,594,717
  New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
   11/01/08 ......................................................................................        3,045,000        3,095,851
  New York State Local Government Assistance Corp. Revenue, Refunding,
     Series A-1, FSA Insured, 5.00%, 4/01/13 .....................................................        2,200,000        2,379,520
     Series B, MBIA Insured, 4.875%, 4/01/20 .....................................................        3,750,000        3,851,062
  New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%,
   1/01/22 .......................................................................................        6,535,000        6,975,394
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
     FSA Insured, 5.25%, 4/01/12 .................................................................        1,620,000        1,752,953
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 ........................................        2,000,000        2,071,200
  New York State Urban Development Corp. Revenue,
     Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ....................        1,525,000        1,573,831
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/15 ....................................................................................        1,000,000        1,063,310
     State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ........................        1,490,000        1,515,479
     State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 .........................        1,955,000        1,997,482
     Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 ..............................................          400,000          412,272
  North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 .................................        1,715,000        1,844,551
  Olean City School District GO, Refunding, FGIC Insured,
     4.00%, 6/15/12 ..............................................................................        1,065,000        1,090,581
     4.375%, 6/15/17 .............................................................................        1,335,000        1,375,998
  Rochester GO,
     MBIA Insured, ETM, 4.125%, 2/15/10 ..........................................................          520,000          530,379
     Refunding, MBIA Insured, 4.125%, 2/15/10 ....................................................          490,000          499,467
  Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%, 10/15/18 ..............        5,000,000        5,490,400
  Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ................        1,025,000        1,067,732


                                                              Annual Report | 47

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ............     $  1,720,000     $  1,760,145
  Suffolk County GO, Public Improvement, Refunding, Series A, MBIA Insured, 4.10%,
   4/01/11 .....................................................................................        1,155,000        1,181,634
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
   AMBAC Insured,
     5.25%, 10/15/14 ...........................................................................        1,435,000        1,529,337
     5.00%, 4/15/16 ............................................................................        1,000,000        1,051,180
  Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
   5.10%, 6/01/13 ..............................................................................        2,000,000        2,172,420
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, 5.50%, 6/01/19 .........        5,000,000        5,452,650
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
   AMBAC Insured, 5.75%, 4/01/20 ...............................................................        1,000,000        1,076,050
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
   5/01/19 .....................................................................................        1,525,000        1,637,027
  Yonkers GO, Series A, AMBAC Insured, 5.00%, 12/15/14 .........................................        1,795,000        1,888,160
  Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 ...........................        1,890,000        1,970,590
                                                                                                                      ------------
                                                                                                                       218,183,163
                                                                                                                      ------------
  U.S. TERRITORIES 5.5%
  PUERTO RICO 3.2%
  Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured, 5.25%,
   7/01/18 .....................................................................................        1,820,000        2,042,295
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
     3/01/16 ...................................................................................        2,605,000        2,746,842
     3/01/21 ...................................................................................        2,555,000        2,671,968
                                                                                                                      ------------
                                                                                                                         7,461,105
                                                                                                                      ------------
  VIRGIN ISLANDS 2.3%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .......................        3,000,000        3,098,760
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
   7/01/13 .....................................................................................        1,775,000        1,788,365
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
   7/01/09 .....................................................................................          520,000          526,469
                                                                                                                      ------------
                                                                                                                         5,413,594
                                                                                                                      ------------
  TOTAL U.S. TERRITORIES .......................................................................                        12,874,699
                                                                                                                      ------------
  TOTAL LONG TERM INVESTMENTS (COST $223,926,259) ..............................................                       231,057,862
                                                                                                                      ------------


48 | Annual Report

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT 0.3%
  MUNICIPAL BOND 0.3%
  NEW YORK (COST $700,000) 0.3%
a New York City GO, Sub Series E-5, Daily VRDN and Put, 3.80%, 8/01/16 .........................      $    700,000      $    700,000
                                                                                                                        ------------
  TOTAL INVESTMENTS (COST $224,626,259) 98.9% ..................................................                         231,757,862
  OTHER ASSETS, LESS LIABILITIES 1.1% ..........................................................                           2,673,714
                                                                                                                        ------------
  NET ASSETS 100.0% ............................................................................                        $234,431,576
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 56.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin New York Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

                                                                          -----------------------------------------------------
                                                                                                                   PERIOD ENDED
                                                                                  YEAR ENDED SEPTEMBER 30,         DECEMBER 31,
CLASS A                                                                     2006           2005           2004 e      2003 g
                                                                          -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................................      $ 9.92         $10.02         $10.06          $10.00
                                                                          ----------------------------------------------------
Income from investment operations a:

 Net investment income b ...........................................        0.25           0.18           0.10            0.04

 Net realized and unrealized gains (losses) ........................       (0.02)         (0.11)         (0.03)           0.05
                                                                          ----------------------------------------------------
Total from investment operations ...................................        0.23           0.07           0.07            0.09
                                                                          ----------------------------------------------------
Less distributions from net investment income ......................       (0.25)         (0.17)         (0.11)          (0.03)
                                                                          ----------------------------------------------------
Redemption fees ....................................................          -- d           --             --              --
                                                                          ----------------------------------------------------
Net asset value, end of year .......................................      $ 9.90         $ 9.92         $10.02          $10.06
                                                                          ====================================================

Total return c .....................................................        2.34%          0.70%          0.68%           0.94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................      $9,219         $9,322         $9,816          $5,773

Ratios to average net assets:

 Expenses before waiver and payments by affiliates .................        1.31%          1.23%          1.57% f         2.22% f

 Expenses net of waiver and payments by affiliates .................        0.50%          0.50%          0.50% f         0.50% f

 Net investment income .............................................        2.57%          1.82%          1.33% f         1.18% f

Portfolio turnover rate ............................................       69.02%         14.22%          8.21%             --

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     For the period January 1, 2004 to September 30, 2004.

f     Annualized.

g For the period September 2, 2003 (commencement of operations) to December 31, 2003.


50 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 51.5%
  MUNICIPAL BONDS 51.5%
  NEW YORK 37.3%
  Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series A,
   Radian Insured, 4.20%, 10/01/31 .................................................................   $    425,000     $    431,502
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 3.75%,
   10/01/09 ........................................................................................        315,000          314,647
  New York State Dormitory Authority Revenues,
     Kateri Residence, Refunding, 4.00%, 7/01/10 ...................................................        230,000          232,219
     The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured, 5.00%,
      8/15/09 ......................................................................................        250,000          259,502
     Non State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
      11/01/11 .....................................................................................        250,000          261,892
     White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ..................................        170,000          170,262
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge, Series A,
   2.75%, 3/15/08 ..................................................................................        250,000          245,908
  New York State Urban Development Corp. Correctional and Youth Facilities Service Revenue,
   Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 .................................................        200,000          201,184
  Rockland County Solid Waste Management Authority Revenue, Series A, AMBAC Insured, 4.50%,
   12/15/08 ........................................................................................        400,000          408,880
  Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/07 ...........................        275,000          275,894
  Warren and Washington Counties IDA Civic Facility Revenue, Glen Falls Hospital Project, Series B,
   FSA Insured, 2.00%, 12/01/06 ....................................................................        125,000          124,514
  Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
   AMBAC Insured, 3.375%, 11/01/10 .................................................................        300,000          298,356
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
   5/01/09 .........................................................................................        215,000          211,485
                                                                                                                        ------------
                                                                                                                           3,436,245
                                                                                                                        ------------
  U.S. TERRITORIES 14.2%
  GUAM 1.3%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ............        125,000          120,876
                                                                                                                        ------------
  PUERTO RICO 12.9%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
   Series C, MBIA Insured, 5.00%, 7/01/28 ..........................................................        295,000          302,348
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
   5.00%, 12/01/08 .................................................................................        400,000          409,336
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
   Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/08 ......................        475,000          481,883
                                                                                                                        ------------
                                                                                                                           1,193,567
                                                                                                                        ------------
  TOTAL U.S. TERRITORIES ...........................................................................                       1,314,443
                                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS (COST $4,747,340) ....................................................                       4,750,688
                                                                                                                        ------------


                                                              Annual Report | 51

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 46.7%
   MUNICIPAL BONDS 46.7%
   NEW YORK 46.7%
 a Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project, Series A,
    Daily VRDN and Put, 3.80%, 5/01/22 ...........................................................     $    300,000     $    300,000
 a MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC Insured, Weekly VRDN and Put, 3.70%,
    11/01/34 .....................................................................................          495,000          495,000
   Nassau County GO, TAN, Series B, 4.50%, 11/30/06 ..............................................          400,000          400,528
 a New York City GO,
      Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 3.76%, 8/15/22 .................          300,000          300,000
      Sub Series A-5, Daily VRDN and Put, 3.78%, 8/01/15 .........................................           50,000           50,000
 a New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Series B, Daily VRDN and Put, 3.78%, 2/01/31 ...............................................          400,000          400,000
      Series C, Daily VRDN and Put, 3.80%, 5/01/28 ...............................................          400,000          400,000
   New York State Dormitory Authority Revenues, State Supported Debt, Lease, State University
    Dormitory Facilities, Series A, 4.50%, 7/01/07 ...............................................          355,000          357,276
 a New York State Local Government Assistance Corp. Revenue, Weekly VRDN and Put, 3.67%,
    4/01/23 ......................................................................................          400,000          400,000
   Rockland County GO, RAN, 4.50%, 3/22/07 .......................................................          400,000          401,652
   Syracuse GO, BAN, Series A, 4.50%, 6/20/07 ....................................................          400,000          402,616
 a Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, AMBAC Insured,
    Weekly VRDN and Put, 3.70%, 1/01/33 ..........................................................          400,000          400,000
                                                                                                                        ------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,306,811) ................................................                         4,307,072
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $9,054,151) 98.2% .....................................................                         9,057,760
   OTHER ASSETS, LESS LIABILITIES 1.8% ...........................................................                           161,600
                                                                                                                        ------------
   NET ASSETS 100.0% .............................................................................                      $  9,219,360
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 56.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

                                                             ----------------------------------------------------------------------
                                                                     YEAR ENDED SEPTEMBER 30,            YEAR ENDED DECEMBER 31,
CLASS A                                                         2006         2005         2004 b      2003         2002        2001
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $  1.00      $  1.00      $  1.00     $  1.00      $  1.00     $  1.00
                                                             ----------------------------------------------------------------------
Income from investment operations - net investment
 income ..................................................     0.026        0.014        0.003       0.004        0.008       0.021

Less distributions from net investment income ............    (0.026)      (0.014)      (0.003)     (0.004)      (0.008)     (0.021)
                                                             ----------------------------------------------------------------------
Net asset value, end of year .............................   $  1.00      $  1.00      $  1.00     $  1.00      $  1.00     $  1.00
                                                             ======================================================================

Total return a ...........................................      2.59%        1.42%        0.32%       0.45%        0.83%       2.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................   $60,786      $59,965      $72,147     $75,278      $79,928     $70,243

Ratios to average net assets:

 Expenses before waiver and payments by affiliates .......      0.79%        0.80%        0.76% c     0.76%        0.78%       0.78%

 Expenses net of waiver and payments by affiliates .......      0.64%        0.64%        0.62% c     0.60%        0.60%       0.60%

 Net investment income ...................................      2.56%        1.39%        0.42% c     0.44%        0.83%       2.07%

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

b     For the period January 1, 2004 to September 30, 2004.

c     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 99.4%
  MUNICIPAL BONDS 99.4%
  NEW YORK 96.4%
a Jay Street Development Corp. Courts Facility Lease Revenue,
     Jay Street Project, Series A-1, Weekly VRDN and Put, 3.70%, 5/01/22 ........................     $    500,000     $    500,000
     New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.80%, 5/01/22 ...........        1,865,000        1,865,000
  Long Island Power Authority Electric System Revenue,
   a Sub Series 2, Daily VRDN and Put, 3.80%, 5/01/33 ...........................................        1,900,000        1,900,000
     TECP, 3.52%, 10/05/06 ......................................................................        1,000,000        1,000,000
a Monroe County IDA Civic Facility Revenue, Various St. John Fisher College Project, Radian
   Insured, Weekly VRDN and Put, 3.69%, 6/01/34 .................................................        1,000,000        1,000,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.77%, 11/01/26 ..............        1,900,000        1,900,000
  MTA Transportation Revenue, TECP, 3.58%, 10/06/06 .............................................        1,000,000        1,000,000
a Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
   FSA Insured, Weekly VRDN and Put, 3.67%, 11/15/22 ............................................        2,100,000        2,100,000
  Nassau County Sewer and Storm Water Finance Authority System Revenue, TECP, 3.46%,
   11/14/06 .....................................................................................        1,500,000        1,500,000
a New York City GO,
     Refunding, Sub Series C-4, Weekly VRDN and Put, 3.68%, 8/01/20 .............................        1,000,000        1,000,000
     Sub Series A-7, Daily VRDN and Put, 3.80%, 8/01/20 .........................................          200,000          200,000
     Sub Series E-3, Daily VRDN and Put, 3.80%, 8/01/23 .........................................        1,100,000        1,100,000
a New York City HDC,
     MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
       3.70%, 11/15/19 ..........................................................................        2,950,000        2,950,000
     MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
       Weekly VRDN and Put, 3.81%, 11/15/28 .....................................................        1,000,000        1,000,000
     MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 3.69%,
       12/01/34 .................................................................................        1,575,000        1,575,000
a New York City IDA Civic Facility Revenue, National Audubon Society, Daily VRDN and Put,
   3.86%, 12/01/14 ..............................................................................          500,000          500,000
a New York City IDAR, Liberty, 1 Bryant Park LLC, Series A, Weekly VRDN and Put, 3.77%,
   11/01/39 .....................................................................................        3,000,000        3,000,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.80%, 6/15/18 .................        1,200,000        1,200,000
     Series C, FGIC Insured, Daily VRDN and Put, 3.78%, 6/15/22 .................................        1,100,000        1,100,000
     Series C, FGIC Insured, Daily VRDN and Put, 3.78%, 6/15/23 .................................          100,000          100,000
     Series G, FGIC Insured, Daily VRDN and Put, 3.80%, 6/15/24 .................................          300,000          300,000
a New York City Transitional Finance Authority Revenue,
     Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 3.80%, 8/01/31 ...........        1,500,000        1,500,000
     New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put, 3.80%, 11/01/22 .......          700,000          700,000
     New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 3.87%, 11/01/22 .......          600,000          600,000
a New York City Trust Cultural Resources Revenue, Refunding, American Museum Natural History,
   Series A, MBIA Insured, Weekly VRDN and Put, 3.69%, 4/01/21 ..................................          500,000          500,000
a New York State Dormitory Authority Revenues,
     Cornell University, Series A, Weekly VRDN and Put, 3.65%, 7/01/29 ..........................          900,000          900,000
     Cornell University, Series B, Weekly VRDN and Put, 3.65%, 7/01/30 ..........................          200,000          200,000
     Mental Health Facilities Improvement, Refunding, Series F-2B, FSA Insured, Weekly VRDN
       and Put, 3.73%, 2/15/21 ..................................................................        1,000,000        1,000,000
     Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put, 3.67%,
       2/15/31 ..................................................................................          400,000          400,000
     New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 3.70%, 7/01/28 .......        2,100,000        2,100,000


54 | Annual Report

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
a New York State Dormitory Authority Revenues, (continued)
     Non State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 3.75%,
      5/15/39 ....................................................................................     $  2,000,000     $  2,000,000
     Non State Supported Debt, University of Rochester, Refunding, Series A-1, MBIA Insured,
      Weekly VRDN and Put, 3.69%, 7/01/27 ........................................................        1,000,000        1,000,000
     Oxford University Press Inc., Weekly VRDN and Put, 3.75%, 7/01/25 ...........................          700,000          700,000
a New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
   Series A,
     AMBAC Insured, Weekly VRDN and Put, 3.68%, 8/01/15 ..........................................        1,350,000        1,350,000
     FGIC Insured, Weekly VRDN and Put, 3.68%, 10/01/14 ..........................................        1,100,000        1,100,000
  New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
   Revolving Funds, Refunding, Series C, 4.00%, 6/15/07 ..........................................        1,000,000        1,002,239
  New York State GO, Mandatory Put 1/16/07, Refunding, Series B, 3.60%, 3/15/30 ..................        2,500,000        2,500,000
a New York State HFAR,
     100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 3.75%, 11/01/37 .....................        1,000,000        1,000,000
     350 West 43rd Street, Series A, Weekly VRDN and Put, 3.80%, 11/01/34 ........................        2,000,000        2,000,000
     FNMA Insured, Weekly VRDN and Put, 3.75%, 11/15/29 ..........................................          500,000          500,000
a New York State Local Government Assistance Corp. Revenue,
     Series F, Weekly VRDN and Put, 3.67%, 4/01/25 ...............................................          800,000          800,000
     Series G, Weekly VRDN and Put, 3.68%, 4/01/25 ...............................................        2,700,000        2,700,000
  New York State Power Authority Revenue and General Purpose GO, Consented, 3.60%,
   3/01/16 .......................................................................................          500,000          500,000
  New York State Thruway Authority General Revenue, Series D, Pre-Refunded, 5.50%,
   1/01/16 .......................................................................................          750,000          778,276
  Schenectady GO, BAN, 4.50%, 5/24/07 ............................................................        1,000,000        1,005,174
  Syracuse GO, RAN, Series D, 4.25%, 7/10/07 .....................................................        1,000,000        1,005,592
a Triborough Bridge and Tunnel Authority Special Obligation Revenue, Refunding, Series C,
   FSA Insured, Weekly VRDN and Put, 3.70%, 1/01/31 ..............................................        2,600,000        2,600,000
  Yonkers GO, Series E, MBIA Insured, 5.00%, 12/01/06 ............................................        1,375,000        1,378,551
                                                                                                                        ------------
                                                                                                                          58,609,832
                                                                                                                        ------------
  U.S. TERRITORIES 3.0%
  PUERTO RICO 3.0%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
   MBIA Insured, Weekly VRDN and Put, 3.59%, 12/01/15 ............................................          700,000          700,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series A, AMBAC Insured, Weekly VRDN and Put, 3.60%, 7/01/28 ..................................        1,100,000        1,100,000

                                                                                                                        ------------
                                                                                                                           1,800,000
                                                                                                                        ------------
  TOTAL SHORT TERM INVESTMENTS (COST $60,409,832) ................................................                        60,409,832
  OTHER ASSETS, LESS LIABILITIES 0.6% ............................................................                           376,410
                                                                                                                        ------------
  NET ASSETS 100.0% ..............................................................................                      $ 60,786,242
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 56.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 55

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
BAN   - Bond Anticipation Note
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
RAN   - Revenue Anticipation Note
TAN   - Tax Anticipation Note
TECP  - Tax-Exempt Commercial Paper
XLCA  - XL Capital Assurance


56 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2006

                                                              ---------------------------------------------------------------------
                                                                                                        FRANKLIN
                                                                  FRANKLIN      FRANKLIN NEW YORK       NEW YORK         FRANKLIN
                                                                  NEW YORK      INTERMEDIATE-TERM     LIMITED-TERM       NEW YORK
                                                              INSURED TAX-FREE      TAX-FREE            TAX-FREE        TAX-EXEMPT
                                                                 INCOME FUND      INCOME FUND         INCOME FUND       MONEY FUND
                                                              ---------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ....................................................     $ 349,932,262      $ 224,626,259     $   9,054,151    $  60,409,832
                                                                ===================================================================
  Value ...................................................     $ 368,419,020      $ 231,757,862     $   9,057,760    $  60,409,832
 Cash .....................................................            67,467             27,323            67,635           82,473
 Receivables:
  Capital shares sold .....................................           976,223            634,471                --          184,453
  Interest ................................................         5,172,502          3,157,753            98,057          264,954
  Affiliates ..............................................                --                 --             7,614               --
                                                                -------------------------------------------------------------------
        Total assets ......................................       374,635,212        235,577,409         9,231,066       60,941,712
                                                                -------------------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed .................................         2,759,054            727,239                --          106,230
  Affiliates ..............................................           268,415            163,592                --           34,712
  Distributions to shareholders ...........................           352,142            220,483             7,556            2,325
 Accrued expenses and other liabilities ...................            37,261             34,519             4,150           12,203
                                                                -------------------------------------------------------------------
        Total liabilities .................................         3,416,872          1,145,833            11,706          155,470
                                                                -------------------------------------------------------------------
          Net assets, at value ............................     $ 371,218,340      $ 234,431,576     $   9,219,360    $  60,786,242
                                                                ===================================================================
Net assets consist of:
 Paid-in capital ..........................................     $ 355,943,255      $ 228,865,597     $   9,308,555    $  60,791,719
 Undistributed net investment income (distributions in
  excess of net investment income) ........................          (120,863)           194,270            19,046               --
 Net unrealized appreciation (depreciation) ...............        18,486,758          7,131,603             3,609               --
 Accumulated net realized gain (loss) .....................        (3,090,810)        (1,759,894)         (111,850)          (5,477)
                                                                -------------------------------------------------------------------
          Net assets, at value ............................     $ 371,218,340      $ 234,431,576     $   9,219,360    $  60,786,242
                                                                ===================================================================
CLASS A:
 Net assets, at value .....................................     $ 326,772,293      $ 222,308,390     $   9,219,360    $  60,786,242
                                                                ===================================================================
 Shares outstanding .......................................        28,228,995         20,339,958           931,222       60,791,719
                                                                ===================================================================
 Net asset value per share a ..............................     $       11.58      $       10.93     $        9.90    $        1.00
                                                                ===================================================================
 Maximum offering price per share (net asset value
  per share / 95.75%, 97.75%, 97.75% and 100%,
  respectively) ...........................................     $       12.09      $       11.18     $       10.13    $        1.00
                                                                ===================================================================
CLASS C:
 Net assets, at value .....................................     $  44,446,047      $  12,123,186
                                                                ================================
 Shares outstanding .......................................         3,781,986          1,107,492
                                                                ================================
 Net asset value and maximum offering price per share a ...     $       11.75      $       10.95
                                                                ================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 57

Franklin New York Tax-Free Trust

STATEMENTS OF OPERATIONS
for the year ended September 30, 2006

                                                                -------------------------------------------------------------------
                                                                                                         FRANKLIN
                                                                    FRANKLIN       FRANKLIN NEW YORK     NEW YORK        FRANKLIN
                                                                    NEW YORK       INTERMEDIATE-TERM   LIMITED-TERM      NEW YORK
                                                                INSURED TAX-FREE        TAX-FREE        TAX-FREE        TAX-EXEMPT
                                                                   INCOME FUND         INCOME FUND     INCOME FUND      MONEY FUND
                                                                -------------------------------------------------------------------
Investment income:
 Interest ..................................................      $ 17,365,333        $ 10,265,705     $    285,347    $  1,941,299
                                                                  -----------------------------------------------------------------
Expenses:
 Management fees (Note 3a) .................................         1,859,720           1,314,685           46,445         379,035
 Administrative fees (Note 3b) .............................                --                  --           18,578              --
 Distribution fees: (Note 3c)
  Class A ..................................................           314,366             225,822           14,067              --
  Class C ..................................................           272,623              78,288               --              --
 Transfer agent fees (Note 3e) .............................           133,548             111,180            3,747          51,741
 Custodian fees ............................................             5,323               3,565              136           1,048
 Reports to shareholders ...................................            41,463              35,088              834           2,346
 Registration and filing fees ..............................            17,103              15,292            6,413           9,863
 Professional fees .........................................            21,936              21,213           18,087          16,990
 Trustees' fees and expenses ...............................            15,755              11,612              417           2,708
 Other .....................................................            34,793              38,493           12,688          13,941
                                                                  -----------------------------------------------------------------
        Total expenses .....................................         2,716,630           1,855,238          121,412         477,672
        Expenses waived/paid by affiliates (Note 3f) .......                --                  --          (74,967)        (90,348)
                                                                  -----------------------------------------------------------------
          Net expenses .....................................         2,716,630           1,855,238           46,445         387,324
                                                                  -----------------------------------------------------------------
           Net investment income ...........................        14,648,703           8,410,467          238,902       1,553,975
                                                                  -----------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .................           (56,928)         (1,080,811)        (111,850)         (5,477)
 Net change in unrealized appreciation (depreciation)
  on investments ...........................................        (1,086,530)            288,254           92,448              --
                                                                  -----------------------------------------------------------------
Net realized and unrealized gain (loss) ....................        (1,143,458)           (792,557)         (19,402)         (5,477)
                                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ...........................................      $ 13,505,245        $  7,617,910     $    219,500    $  1,548,498
                                                                  =================================================================


58 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                               ---------------------------------------------------------------------
                                                                      FRANKLIN NEW YORK                  FRANKLIN NEW YORK
                                                                           INSURED                       INTERMEDIATE-TERM
                                                                     TAX-FREE INCOME FUND               TAX-FREE INCOME FUND
                                                               ---------------------------------------------------------------------
                                                                   YEAR ENDED SEPTEMBER 30,            YEAR ENDED SEPTEMBER 30,
                                                                    2006             2005              2006                2005
                                                               ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................      $  14,648,703     $  14,116,417    $   8,410,467       $   8,190,599
  Net realized gain (loss) from investments .............            (56,928)          832,137       (1,080,811)              5,651
  Net change in unrealized appreciation (depreciation) on
    investments .........................................         (1,086,530)       (1,498,807)         288,254          (4,190,559)
                                                               --------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
          from operations ...............................         13,505,245        13,449,747        7,617,910           4,005,691
                                                               --------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A .............................................        (13,132,386)      (12,928,661)      (7,918,132)         (7,938,988)
    Class C .............................................         (1,502,871)       (1,412,900)        (361,147)           (305,629)
                                                               --------------------------------------------------------------------
 Total distributions to shareholders ....................        (14,635,257)      (14,341,561)      (8,279,279)         (8,244,617)
                                                               --------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A .............................................         23,133,510        12,668,670      (10,844,726)         10,541,313
    Class C .............................................          4,430,402         2,586,411         (172,903)          3,744,675
                                                               --------------------------------------------------------------------
 Total capital share transactions .......................         27,563,912        15,255,081      (11,017,629)         14,285,988
                                                               --------------------------------------------------------------------
 Redemption fees ........................................              1,511               439            2,005               1,435
                                                               --------------------------------------------------------------------
        Net increase (decrease) in net assets ...........         26,435,411        14,363,706      (11,676,993)         10,048,497
Net assets:
 Beginning of year ......................................        344,782,929       330,419,223      246,108,569         236,060,072
                                                               --------------------------------------------------------------------
 End of year ............................................      $ 371,218,340     $ 344,782,929    $ 234,431,576       $ 246,108,569
                                                               ====================================================================
Undistributed net investment income (distributions in
 excess of net investment income) included in net assets:
  End of year ...........................................      $    (120,863)    $     (96,152)   $     194,270       $      63,155
                                                               ====================================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 59

Franklin New York Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   ----------------------------------------------------------------
                                                                        FRANKLIN NEW YORK
                                                                           LIMITED-TERM                    FRANKLIN NEW YORK
                                                                       TAX-FREE INCOME FUND              TAX-EXEMPT MONEY FUND
                                                                   ----------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,          YEAR ENDED SEPTEMBER 30,
                                                                       2006            2005              2006              2005
                                                                   ----------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................     $   238,902      $   171,642      $  1,553,975      $    900,759
  Net realized gain (loss) from investments ..................        (111,850)              --            (5,477)               --
  Net change in unrealized appreciation (depreciation)
    on investments ...........................................          92,448         (107,921)               --                --
                                                                   ----------------------------------------------------------------
        Net increase (decrease) in net assets resulting
          from operations ....................................         219,500           63,721         1,548,498           900,759
                                                                   ----------------------------------------------------------------
 Distributions to shareholders from net investment income ....        (233,359)        (159,747)       (1,553,975)         (900,759)
 Capital share transactions (Note 2) .........................         (89,425)        (397,672)          826,429       (12,181,603)
 Redemption fees .............................................             563               --                --                --
                                                                   ----------------------------------------------------------------
        Net increase (decrease) in net assets ................        (102,721)        (493,698)          820,952       (12,181,603)
Net assets:
 Beginning of year ...........................................       9,322,081        9,815,779        59,965,290        72,146,893
                                                                   ----------------------------------------------------------------
 End of year .................................................     $ 9,219,360      $ 9,322,081      $ 60,786,242      $ 59,965,290
                                                                   ----------------------------------------------------------------
Undistributed net investment income included in net assets:
 End of year .................................................     $    19,046      $    13,503      $         --      $         --
                                                                   ================================================================


60 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin New York Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a non-diversified, open-end investment company, consisting of four funds (the Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-----------------------------------------------------------------------------------------------------------------
CLASS A                                                 CLASS A & CLASS C
-----------------------------------------------------------------------------------------------------------------
Franklin New York Limited-Term Tax-Free Income Fund     Franklin New York Insured Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund                 Franklin New York Intermediate-Term Tax-Free Income Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin New York Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.


                                                              Annual Report | 61

Franklin New York Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Franklin New York Insured Tax-Free Income Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


62 | Annual Report

Franklin New York Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2006, there were an unlimited number of shares authorized (no par value). Transactions in the Franklin New York Tax-Exempt Money Fund's shares were at $1.00 per share. Transactions in the Funds' shares were as follows:

                                               --------------------------------------------------------------
                                                      FRANKLIN NEW YORK              FRANKLIN NEW YORK
                                                           INSURED                   INTERMEDIATE-TERM
                                                     TAX-FREE INCOME FUND           TAX-FREE INCOME FUND
                                               --------------------------------------------------------------
                                                  SHARES            AMOUNT         SHARES           AMOUNT
                                               --------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2006
 Shares sold ...........................         5,264,230      $ 60,652,397      3,283,072      $ 35,619,184
 Shares issued in reinvestment
  of distributions .....................           708,971         8,162,042        474,947         5,152,014
 Shares redeemed .......................        (3,974,334)      (45,680,929)    (4,757,672)      (51,615,924)
                                               --------------------------------------------------------------
 Net increase (decrease) ...............         1,998,867      $ 23,133,510       (999,653)     $(10,844,726)
                                               ==============================================================
Year ended September 30, 2005
 Shares sold ...........................         3,287,532      $ 38,436,704      4,252,911      $ 47,103,873
 Shares issued in reinvestment
  of distributions .....................           693,216         8,104,280        454,429         5,028,175
 Shares redeemed .......................        (2,898,718)      (33,872,314)    (3,759,617)      (41,590,735)
                                               --------------------------------------------------------------
 Net increase (decrease) ...............         1,082,030      $ 12,668,670        947,723      $ 10,541,313
                                               ==============================================================


                                                              Annual Report | 63

Franklin New York Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                 ---------------------------------------------------------------
                                                                      FRANKLIN NEW YORK                 FRANKLIN NEW YORK
                                                                           INSURED                      INTERMEDIATE-TERM
                                                                     TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                                                 ---------------------------------------------------------------
                                                                   SHARES           AMOUNT            SHARES           AMOUNT
                                                                 ---------------------------------------------------------------
CLASS C SHARES:
Year ended September 30, 2006
 Shares sold ...........................................         1,010,847       $ 11,819,251         273,376       $  2,965,276
 Shares issued in reinvestment
  of distributions .....................................            73,637            860,464          24,072            261,589
 Shares redeemed .......................................          (706,119)        (8,249,313)       (313,186)        (3,399,768)
                                                                 ---------------------------------------------------------------
 Net increase (decrease) ...............................           378,365       $  4,430,402         (15,738)      $   (172,903)
                                                                 ===============================================================
Year ended September 30, 2005
 Shares sold ...........................................           795,614       $  9,431,727         432,618       $  4,797,366
 Shares issued in reinvestment
  of distributions .....................................            67,561            801,027          20,515            227,276
 Shares redeemed .......................................          (645,039)        (7,646,343)       (115,879)        (1,279,967)
                                                                 ---------------------------------------------------------------
 Net increase (decrease) ...............................           218,136       $  2,586,411         337,254       $  3,744,675
                                                                 ===============================================================

                                                                                   -----------------------------------------------
                                                                                      FRANKLIN NEW YORK          FRANKLIN NEW YORK
                                                                                        LIMITED-TERM                 TAX-EXEMPT
                                                                                     TAX-FREE INCOME FUND            MONEY FUND
                                                                                   -----------------------------------------------
                                                                                    SHARES         AMOUNT              AMOUNT
                                                                                   -----------------------------------------------
CLASS A SHARES:
Year ended September 30, 2006
 Shares sold ...........................................................            232,589     $  2,296,571        $ 36,600,645
 Shares issued in reinvestment of distributions ........................             14,213          140,387           1,551,712
 Shares redeemed .......................................................           (255,719)      (2,526,383)        (37,325,928)
                                                                                   ---------------------------------------------
 Net increase (decrease) ...............................................             (8,917)    $    (89,425)       $    826,429
                                                                                   =============================================
Year ended September 30, 2005
 Shares sold ...........................................................            461,559     $  4,599,278        $ 32,716,553
 Shares issued in reinvestment of distributions ........................              9,866           98,204             901,222
 Shares redeemed .......................................................           (510,787)      (5,095,154)        (45,799,378)
                                                                                   ---------------------------------------------
 Net increase (decrease) ...............................................            (39,362)    $   (397,672)       $(12,181,603)
                                                                                   =============================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
--------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent


64 | Annual Report

Franklin New York Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Franklin New York Insured Tax-Free Income Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and the Franklin New York Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
     0.625%            Up to and including $100 million
     0.500%            Over $100 million, up to and including $250 million
     0.450%            Over $250 million, up to and including $10 billion
     0.440%            Over $10 billion, up to and including $12.5 billion
     0.420%            Over $12.5 billion, up to and including $15 billion
     0.400%            Over $15 billion, up to and including $17.5 billion
     0.380%            Over $17.5 billion, up to and including $20 billion
     0.360%            In excess of $20 billion

The Franklin New York Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
     0.500%            Up to and including $100 million
     0.450%            Over $100 million, up to and including $250 million
     0.425%            Over $250 million, up to and including $500 million
     0.400%            In excess of $500 million

B. ADMINISTRATIVE FEES

The Franklin New York Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the fund.

Under an agreement with Advisers, FT Services provides administrative services to the Franklin New York Insured Tax-Free Income Fund, the Franklin New York Intermediate-Term Tax-Free Income Fund, and the Franklin New York Tax-Exempt Money Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the funds.


                                                              Annual Report | 65

Franklin New York Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the funds' Class A reimbursement distribution plans, the Franklin New York Insured Tax-Free Income Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund reimburse Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of their average daily net assets as follows:

                               ----------------------------------------------
                                FRANKLIN NEW YORK         FRANKLIN NEW YORK
                                     INSURED              INTERMEDIATE-TERM
                               TAX-FREE INCOME FUND      TAX-FREE INCOME FUND
                               ----------------------------------------------
Class A ...............                0.10%                     0.10%

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the funds' compensation distribution plans, the funds pay Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of their average daily net assets of each class as follows:

                            --------------------------------------------------------------------
                             FRANKLIN NEW YORK        FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                  INSURED             INTERMEDIATE-TERM         LIMITED-TERM
                            TAX-FREE INCOME FUND    TAX-FREE INCOME FUND    TAX-FREE INCOME FUND
                            --------------------------------------------------------------------
Class A ...............               --                      --                    0.15%
Class C ...............             0.65%                   0.65%                     --

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                               --------------------------------------------
                                                                FRANKLIN NEW YORK       FRANKLIN NEW YORK
                                                                     INSURED            INTERMEDIATE-TERM
                                                               TAX-FREE INCOME FUND    TAX-FREE INCOME FUND
                                                               --------------------------------------------
Sales charges retained net of commissions paid to
 unaffiliated broker/dealers ..............................            $123,578               $20,011
Contingent deferred sales charges retained ................            $  6,017               $ 3,995

                                                              --------------------
                                                               FRANKLIN NEW YORK
                                                                  LIMITED-TERM
                                                              TAX-FREE INCOME FUND
                                                              --------------------
Sales charges retained net of commissions paid to
 unaffiliated broker/dealers ..............................              $417
Contingent deferred sales charges retained ................              $ --


66 | Annual Report

Franklin New York Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                             -----------------------------------------
                                               FRANKLIN NEW YORK     FRANKLIN NEW YORK
                                                    INSURED          INTERMEDIATE-TERM
                                             TAX-FREE INCOME FUND  TAX-FREE INCOME FUND
                                             -----------------------------------------
Transfer agent fees .....................           $88,683               $70,240

                                             -----------------------------------------
                                               FRANKLIN NEW YORK     FRANKLIN NEW YORK
                                                 LIMITED-TERM           TAX-EXEMPT
                                             TAX-FREE INCOME FUND       MONEY FUND
                                             -----------------------------------------
Transfer agent fees .....................            $2,579                $37,494

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees for the Franklin New York Limited-Term Tax-Free Income Fund. Additionally, Advisers agreed in advance to voluntarily waive management fees and assume payment of other expenses, as noted in the Statements of Operations for the Franklin New York Limited-Term Tax-Free Income Fund and the Franklin New York Tax-Exempt Money Fund. Total expenses waived/paid by FT Services and Advisers are not subject to reimbursement by the funds subsequent to the funds' fiscal year end.

4. INCOME TAXES

At September 30, 2006, the funds had tax basis capital losses which may be carried over to offset future capital gains, if any. At September 30, 2006, the capital loss carryforwards were as follows:

                                          --------------------------------------------
                                           FRANKLIN NEW YORK       FRANKLIN NEW YORK
                                                 INSURED           INTERMEDIATE-TERM
                                          TAX-FREE INCOME FUND    TAX-FREE INCOME FUND
                                          --------------------------------------------
Capital loss carryforwards expiring in:
  2007 ..................................      $  125,826               $195,827
  2008 ..................................       2,471,475                283,875
  2009 ..................................              --                    251
  2010 ..................................              --                 34,731
  2011 ..................................         474,738                     --
  2012 ..................................              --                164,472
  2014 ..................................          18,771                 10,330
                                               ---------------------------------
                                               $3,090,810               $689,486
                                               =================================


                                                              Annual Report | 67

Franklin New York Tax-Free Trust

4. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2006, the Franklin New York Intermediate-Term Tax-Free Income Fund, the Franklin New York Limited-Term Tax-Free Income Fund and the Franklin New York Tax-Exempt Money Fund deferred realized capital losses of $1,070,408, $111,850 and $5,477, respectively.

The tax character of distributions paid during the years ended September 30, 2006 and 2005, was as follows:

                                                    ----------------------------
                                                         FRANKLIN NEW YORK
                                                              INSURED
                                                        TAX-FREE INCOME FUND
                                                    ----------------------------
                                                        2006             2005
                                                    ----------------------------
Distributions paid from tax exempt income ........  $14,635,257      $14,341,561

                                                    ----------------------------
                                                         FRANKLIN NEW YORK
                                                         INTERMEDIATE-TERM
                                                        TAX-FREE INCOME FUND
                                                    ----------------------------
                                                        2006             2005
                                                    ----------------------------
Distributions paid from tax exempt income ........  $ 8,279,279      $ 8,244,617

                                                    ----------------------------
                                                         FRANKLIN NEW YORK
                                                            LIMITED-TERM
                                                        TAX-FREE INCOME FUND
                                                    ----------------------------
                                                        2006             2005
                                                    ----------------------------
Distributions paid from tax exempt income ........  $   233,359      $   159,747

                                                    ----------------------------
                                                         FRANKLIN NEW YORK
                                                             TAX-EXEMPT
                                                             MONEY FUND
                                                    ----------------------------
                                                        2006             2005
                                                    ----------------------------
Distributions paid from tax exempt income ........  $ 1,553,975      $   900,759

At September 30, 2006, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:

                                                            ------------------------------------------------
                                                             FRANKLIN NEW YORK           FRANKLIN NEW YORK
                                                                  INSURED                INTERMEDIATE-TERM
                                                            TAX-FREE INCOME FUND        TAX-FREE INCOME FUND
                                                            ------------------------------------------------
Cost of investments ...................................         $349,845,899                $ 224,560,992
                                                                =========================================
Unrealized appreciation ...............................         $ 18,573,121                $   7,199,999
Unrealized depreciation ...............................                   --                       (3,129)
                                                                -----------------------------------------
Net unrealized appreciation (depreciation) ............         $ 18,573,121                $   7,196,870
                                                                =========================================
Distributable earnings -
 undistributed tax exempt income ......................         $    144,917                $     349,487
                                                                =========================================


68 | Annual Report

Franklin New York Tax-Free Trust

4. INCOME TAXES (CONTINUED)

                                                              -----------------------------------------
                                                               FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                                  LIMITED-TERM            TAX-EXEMPT
                                                              TAX-FREE INCOME FUND        MONEY FUND
                                                              -----------------------------------------
Cost of investments .......................................        $ 9,054,133            $60,409,832
                                                                   ==================================
Unrealized appreciation ...................................        $    18,123            $        --
Unrealized depreciation ...................................            (14,496)                    --
                                                                   ----------------------------------
Net unrealized appreciation (depreciation) ................        $     3,627            $        --
                                                                   ==================================
Distributable earnings -
 undistributed tax exempt income ..........................        $    26,583            $     2,325
                                                                   ==================================

Net investment income and net realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the year ended September 30, 2006, were as follows:

                                          --------------------------------------------------------------------
                                            FRANKLIN NEW YORK       FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                 INSURED            INTERMEDIATE-TERM         LIMITED-TERM
                                          TAX-FREE INCOME FUND    TAX-FREE INCOME FUND    TAX-FREE INCOME FUND
                                          --------------------------------------------------------------------
Purchases .............................        $110,110,596            $ 70,665,565           $  4,080,477
Sales .................................        $ 84,823,219            $ 82,570,921           $  7,040,425

6. CONCENTRATION OF RISK

Each of the Funds invest a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


                                                              Annual Report | 69

Franklin New York Tax-Free Trust

7. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Trust did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006. The Trust did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


70 | Annual Report

Franklin New York Tax-Free Trust

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 71

Franklin New York Tax-Free Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN NEW YORK TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Limited-Term Tax-Free Income Fund and Franklin New York Tax-Exempt Money Fund (each separate portfolios of Franklin New York Tax-Free Trust, hereafter referred to as the "Funds") at September 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
November 15, 2006


72 | Annual Report

Franklin New York Tax-Free Trust

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code (Code), the Funds designate 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended September 30, 2006. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2007, shareholders will be notified of amounts for use in preparing their 2006 income tax returns.


                                                              Annual Report | 73

Franklin New York Tax-Free Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION     TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)             Trustee      Since 1986            141                         Director, Bar-S Foods (meat
One Franklin Parkway                                                                               packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)            Trustee      Since 1998            57                          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)             Trustee      Since 2005            142                         Director, Hess Corporation
One Franklin Parkway                                                                               (formerly, Amerada Hess
San Mateo, CA 94403-1906                                                                           Corporation) (exploration and
                                                                                                   refining of oil and gas), H.J.
                                                                                                   Heinz Company (processed foods
                                                                                                   and allied products), RTI
                                                                                                   International Metals, Inc.
                                                                                                   (manufacture and distribution of
                                                                                                   titanium), Canadian National
                                                                                                   Railway (railroad) and White
                                                                                                   Mountains Insurance Group, Ltd.
                                                                                                   (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)            Trustee      Since 1986            116                         Director, Center for Creative
One Franklin Parkway                                                                               Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


74 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION        TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)         Trustee and     Trustee since      141                         None
One Franklin Parkway                Chairman of     1986 and
San Mateo, CA 94403-1906            the Board       Chairman of the
                                                    Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)     Trustee,        Trustee and        126                         None
One Franklin Parkway                President and   President since
San Mateo, CA 94403-1906            Chief           1986 and Chief
                                    Executive       Executive Officer
                                    Officer         - Investment
                                    - Investment    Management
                                    Management      since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (1959)               Vice President  Since 1999         Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)              Vice President  Since 1987         Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (1965)        Vice President  Since 1999         Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 75

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION        TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)               Chief           Chief Compliance   Not Applicable              Not Applicable
One Franklin Parkway                Compliance      Officer since
San Mateo, CA 94403-1906            Officer and     2004 and Vice
                                    Vice President  President - AML
                                    - AML           Compliance since
                                    Compliance      February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)              Treasurer       Since 2004         Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)             Senior Vice     Since 2002         Not Applicable              Not Applicable
500 East Broward Blvd.              President
Suite 2100                          and Chief
Fort Lauderdale, FL 33394-3091      Executive
                                    Officer -
                                    Finance and
                                    Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                Vice President  Since 2000         Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)             Vice President  Since 2000         Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------


76 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                      LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION             TIME SERVED    BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)            Vice President   Vice President     Not Applicable             Not Applicable
One Franklin Parkway                and Secretary    since March 2006
San Mateo, CA 94403-1906                             and Secretary
                                                     since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and
officer of 30 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                Vice President   Since 2005         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)              Chief Financial  Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.              Officer and
Suite 2100                          Chief
Fort Lauderdale, FL 33394-3091      Accounting
                                    Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (1961)                 Vice President   Since 1999         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to September 30, 2006, Mr. S. Joseph Fortunato and Mr. Gordon S. Macklin each ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 77

Franklin New York Tax-Free Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


78 | Annual Report
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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                     Michigan 6
Arizona                     Minnesota 6
California 7                Missouri
Colorado                    New Jersey
Connecticut                 New York 7
Florida 7                   North Carolina
Georgia                     Ohio 6
Kentucky                    Oregon
Louisiana                   Pennsylvania
Maryland                    Tennessee
Massachusetts 6             Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


07/06                                              Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton .com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

NYT A2006 11/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $76,282 for the fiscal year ended September 30, 2006 and $52,973 for the fiscal year ended September 30, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $375 for the fiscal year ended September 30, 2006 and $0 for the fiscal year ended September 30, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $175,486 for the fiscal year ended September 30, 2006 and $4,500 for the fiscal year ended September 30, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through
(iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $175,861 for the fiscal year ended September 30, 2006 and $4,500 for the fiscal year ended September 30, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006